[HARDING, LOEVNER LOGO]
                                                    HARDING, LOEVNER FUNDS, INC.

                  ANNUAL REPORT
                  OCTOBER 31, 2001

                      Portfolios managed by
                      Harding, Loevner Management, L.P.

                     INTERNATIONAL EQUITY PORTFOLIO

                     GLOBAL EQUITY PORTFOLIO

                     MULTI-ASSET GLOBAL PORTFOLIO

                     EMERGING MARKETS PORTFOLIO

                     P.O. Box 9130
                      Boston, MA 02117-9130
                      Telephone: 877-435-8105
                      Fax: 617-927-8400

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                          December 10, 2001

Dear Shareholder:

Enclosed is the Annual Report to Shareholders for the fiscal year ended October 31, 2001, as required by regulation.

Our regular quarterly narrative discussing developments in the calendar quarter ended October 31, 2001 will be sent to you shortly.

                                                         Sincerely,

                                                          /s/ David R. Loevner

                                                         David R. Loevner
                                                         President
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HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------

Performance Information and Statements of Net Assets
    International Equity Portfolio..........................             1
    Global Equity Portfolio.................................             6
    Multi-Asset Global Portfolio............................            12
    Emerging Markets Portfolio..............................            18

Statements of Operations....................................            24

Statements of Changes in Net Assets.........................            25

Financial Highlights........................................            27

Notes to Financial Statements...............................            31

Report of Independent Auditors..............................            36

Supplemental Tax Information................................            37

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO -- OVERVIEW
OCTOBER 31, 2001
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN HARDING, LOEVNER FUNDS, INC. -
INTERNATIONAL EQUITY PORTFOLIO AND THE MSCI ALL COUNTRY WORLD EX-US INDEX (GROSS DIVIDENDS REINVESTED)
AND THE LIPPER INTERNATIONAL EQUITY FUND INDEX

           INTERNATIONAL    MSCI ALL COUNTRY   LIPPER INTERNATIONAL
          Equity Portfolio  World Ex-US Index     Equity Fund Index
5/11/94            $10,000            $10,000               $10,000
5/31/94             $9,920            $10,072                $9,985
6/30/94             $9,750            $10,142                $9,828
7/31/94            $10,040            $10,329               $10,130
8/31/94            $10,330            $10,682               $10,481
9/30/94            $10,100            $10,458               $10,210
10/31/94           $10,330            $10,706               $10,392
11/30/94            $9,700            $10,196                $9,908
12/31/94            $9,753            $10,184                $9,775
1/31/95             $9,120             $9,693                $9,290
2/28/95             $9,311             $9,639                $9,288
3/31/95             $9,532            $10,176                $9,532
4/30/95             $9,929            $10,538                $9,883
5/31/95            $10,402            $10,481                $9,980
6/30/95            $10,382            $10,336               $10,018
7/31/95            $10,659            $10,899               $10,569
8/31/95            $10,254            $10,511               $10,390
9/30/95            $10,477            $10,705               $10,564
10/31/95           $10,394            $10,421               $10,344
11/30/95           $10,455            $10,639               $10,452
12/31/95           $10,923            $11,053               $10,755
1/31/96            $11,278            $11,176               $11,009
2/29/96            $11,379            $11,178               $11,056
3/31/96            $11,592            $11,396               $11,229
4/30/96            $11,734            $11,801               $11,595
5/31/96            $11,907            $11,604               $11,583
6/30/96            $12,211            $11,672               $11,689
7/31/96            $11,815            $11,272               $11,295
8/31/96            $11,980            $11,336               $11,442
9/30/96            $12,132            $11,615               $11,699
10/31/96           $11,994            $11,495               $11,652
11/30/96           $12,500            $11,931               $12,198
12/31/96           $12,606            $11,788               $12,307
1/31/97            $12,441            $11,580               $12,327
2/28/97            $12,317            $11,798               $12,550
3/31/97            $12,244            $11,778               $12,616
4/30/97            $12,224            $11,885               $12,671
5/31/97            $12,864            $12,603               $13,385
6/30/97            $13,309            $13,306               $14,027
7/31/97            $13,650            $13,579               $14,473
8/31/97            $12,616            $12,541               $13,431
9/30/97            $13,319            $13,174               $14,293
10/31/97           $12,182            $12,016               $13,207
11/30/97           $12,151            $11,862               $13,097
12/31/97           $12,074            $11,989               $13,201
1/31/98            $12,168            $12,345               $13,520
2/28/98            $13,102            $13,185               $14,386
3/31/98            $13,564            $13,631               $15,167
4/30/98            $13,595            $13,715               $15,400
5/31/98            $13,763            $13,449               $15,420
6/30/98            $13,532            $13,389               $15,286
7/31/98            $13,448            $13,518               $15,520
8/31/98            $11,445            $11,607               $13,287
9/30/98            $11,298            $11,368               $12,874
10/31/98           $12,189            $12,558               $13,820
11/30/98           $12,945            $13,231               $14,513
12/31/98           $13,305            $13,679               $14,870
1/31/99            $13,007            $13,665               $14,960
2/28/99            $12,709            $13,375               $14,573
3/31/99            $13,359            $14,034               $15,060
4/30/99            $14,488            $14,752               $15,762
5/31/99            $13,742            $14,083               $15,176
6/30/99            $14,775            $14,765               $15,896
7/31/99            $15,425            $15,079               $16,251
8/31/99            $15,606            $15,166               $16,379
9/30/99            $15,905            $15,246               $16,432
10/31/99           $16,512            $15,822               $17,005
11/30/99           $17,588            $16,449               $18,252
12/31/99           $19,931            $18,029               $20,495
1/31/00            $18,955            $17,114               $19,296
2/29/00            $19,221            $17,571               $20,569
3/31/00            $19,388            $18,226               $20,623
4/30/00            $18,534            $17,193               $19,315
5/31/00            $17,681            $16,770               $18,784
6/30/00            $18,967            $17,476               $19,654
7/31/00            $18,434            $16,789               $19,017
8/31/00            $18,867            $16,992               $19,339
9/30/00            $17,647            $16,037               $18,211
10/31/00           $16,871            $15,514               $17,592
11/30/00           $16,284            $14,816               $16,850
12/31/00           $16,781            $15,318               $17,478
1/31/01            $16,841            $15,560               $17,581
2/28/01            $15,834            $14,330               $16,347
3/31/01            $14,502            $13,319               $15,198
4/30/01            $15,450            $14,217               $16,122
5/31/01            $15,042            $13,825               $15,732
6/30/01            $14,466            $13,295               $15,288
7/31/01            $14,154            $12,995               $14,891
8/31/01            $13,663            $12,672               $14,591
9/30/01            $12,187            $11,324               $13,001
10/31/01           $12,655            $11,645               $13,353

Past performance is not indicative of future performance.

----------------------------------------------------------------------------------------------
                                        RETURNS FOR THE PERIODS ENDED OCTOBER 31, 2001
                                --------------------------------------------------------------
                                          CUMULATIVE                    AVERAGE ANNUAL
                                         TOTAL RETURN                    TOTAL RETURN
                                -------------------------------  -----------------------------
                                TWELVE MONTHS  SINCE INCEPTION*   5 YEAR      SINCE INCEPTION*
----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO       (24.99%)          26.55%       (1.08%)            3.20%
MSCI All Country World Ex-US
  Index
  (gross dividends reinvested)       (24.94%)          16.45%       (0.26%)            2.06%
Lipper International Equity
  Fund Index                         (24.10%)          33.53%       (2.76%)            3.94%

  *  The International Equity Portfolio [formerly the AMT Capital
     Fund, Inc. -- HLM International Equity Portfolio ("AMT Capital Portfolio")] commenced operations on May 11, 1994. On October 31, 1996, the net assets of the AMT Capital Portfolio were merged into the International Equity Portfolio pursuant to an agreement and plan of reorganization dated October 14, 1996.

                                        1
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HARDING LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO -- OVERVIEW
OCTOBER 31, 2001
--------------------------------------------------------------------------------

The Portfolio fell in value by 24.99% net of fees in the financial year to the end of October 2001. In comparison the unmanaged MSCI All Country World ex-US Index fell 24.94%, its growth component by 31.76%; its value component by 18.00%.

Even before the atrocities of September 11th, the global economy was flagging badly. For the first time in living memory, we are witnessing a recession caused by excess supply, not excess demand. Since the terrorist attacks, Central banks and governments have taken dramatic action to prevent a deep recession caused by a shutting down of the last engine of growth--the US consumer. Interest rates have been cut sharply, and spending plans have been dusted off, and presented to voters and their representatives. We think that these actions will have a positive impact, but are still concerned that recovery will be hard to achieve: this has been a recession caused by excess capacity, created by easy and cheap capital. Most recessions have been caused by Central Bank action to curtail excess demand before excessive inflationary pressures build.

We warned last year that the picture for corporate profits was ugly. Companies have been caught between tremendous pricing pressure on the one hand and rising costs (especially wages) on the other. At the same time, operational leverage has worked in reverse so that falling revenues have had a disproportionately greater impact on profits. At such times, we spend a lot of time examining the robustness of our assumptions about companies' prospective growth rates, and their financial strength, as well as paying careful attention to stock prices, and what they are discounting. This has led us to make certain changes during the year. Although portfolio changes are always made on a bottom-up basis, we can make general observations about them that provide some insight into what is happening in our broad universe.

We made strategic shifts in the portfolio twice in the financial year. The first time was in early 2001, when we added to positions in both smaller companies (such as Vopak, the Dutch company which, despite a market capitalization of around $1 billion is the world's largest oil and chemical storage company) and in emerging market companies, such as Israel-based Teva Pharmaceuticals, a major producer of generic and, increasingly, proprietary pharmaceuticals, and CVRD, the Brazilian company which is now the world's third largest producer of iron ore. The reason for this increase was simple--in a world where we saw increased risk to earnings forecasts, we did not want also to be exposed to highly rated companies, where reductions in growth rates can lead to dramatic declines in value. This thinking also lay behind our increase in exposure to the oil sector in mid 2001. We were attracted to the relative security of modest long-term growth rates in new companies such as BP-Amoco as well as in long-held companies such as Imperial Oil.

The second time was in response to the sharp price declines that followed September 11. We carefully examined our companies for financial risk, and, where we thought financial strength was not jeopardized added to holdings where stock prices already discounted the deterioration in the short-term outlook. We added to more cyclical companies such as Pearson, the publishing and education company and WPP, the global advertising and marketing service company. In financial services we were very aggressive--continuing to be shy of lending institutions, but adding to the 'bancassurer' ING, and buying a new holding in Munich Re, the world's largest reinsurance company, whose balance sheet strength, and market share will Mean that it will benefit from improved pricing in the wake of the capital losses the industry has incurred in the wake of September's attacks. We also bought new holdings in Vodafone, the world's largest wireless company and in Deutsche Telekom, the fixed line and wireless giant, thus partly reversing a long-held prejudice against the telecommunications sector. We say 'partly' because we still think that the industry is a dangerous one for investors, but that at these prices those dangers are largely discounted, and that for these companies, in particular, the competitive environment, so destructive for their weaker competitors, has improved.

The outlook today is even murkier than it was last year. We continue to be confident about the long-term prospects for the companies in which we invest, characterized as they are by tremendous financial strength--itself a source of competitive advantage. Growth prospects are dimmed in the short-term, but unblemished in the longer term. Finally, the quality of management on which we have always insisted is being tested, but, so far, is passing the tests well.

                                        2
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HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2001                                                       SHARES              VALUE (1)

------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 98.9%
---------------------------

COMMON STOCKS - 98.2%
---------------------

AUSTRALIA - 2.6%
--------------
Rio Tinto Ltd. (Diversified Metal Producers)                             460,900    $              7,444,105
                                                                                    ------------------------

BRAZIL - 1.1%
-----------
Companhia Vale do Rio Doce - ADR (Metals & Mining)                       152,800                   3,196,576
                                                                                    ------------------------

CANADA - 5.7%
------------
Alberta Energy Co., Ltd. (Oil & Gas)                                     154,000                   6,029,100
Imperial Oil Ltd. (Integrated International Oil Producers)               371,000                  10,206,210
                                                                                    ------------------------
                                                                                                  16,235,310
                                                                                    ------------------------
DENMARK - 4.8%
--------------
ISS A/S (Service Organizations)*                                         162,500                   7,665,233
Novo Nordisk A/S, Class B (Pharmaceuticals)                              144,550                   5,865,676
                                                                                    ------------------------
                                                                                                  13,530,909
                                                                                    ------------------------
FRANCE - 10.1%
-------------
Air Liquide (Industrial Chemicals & Gases Manufacturers)                  66,640                   8,991,393
Compagnie Generale d' Industrie et de Participations
(General Diversified)*                                                   256,161                   6,898,654
Dassault Systemes SA (Software)                                          107,900                   4,311,150
Suez (Multi-Utilities)                                                   268,150                   8,436,388
                                                                                    ------------------------
                                                                                                  28,637,585
                                                                                    ------------------------
GERMANY - 8.7%
--------------
Allianz AG (Insurance Companies)                                          24,230                   5,693,871
Deutsche Bank AG (Commercial Banks)                                      136,550                   7,599,588
Deutsche Telekom AG - Registered (Diversified
Telecommunication Services)                                              373,600                   5,804,651
Muenchener Rueckver AG - Registered (Insurance)                           20,700                   5,479,616
                                                                                    ------------------------
                                                                                                  24,577,726
                                                                                    ------------------------
HONG KONG - 4.9%
---------------
China Mobile HK Ltd. - ADR (Telephone Systems)*                          249,500                   3,797,390
Hutchison Whampoa Ltd. (General Diversified)                             730,000                   5,919,551
Li & Fung Ltd. (Wholesalers)                                           4,522,000                   4,319,090
                                                                                    ------------------------
                                                                                                  14,036,031
                                                                                    ------------------------
IRELAND - 3.9%
------------
CRH plc (Construction Materials)                                         194,100                   3,012,250
Elan Corp. plc - ADR (Ethical Drug Manufacturers)*                       132,600                   6,053,190
SmartForce plc - ADR (Electronic Data Processing Equipment)*             116,480                   1,917,261
                                                                                    ------------------------
                                                                                                  10,982,701
                                                                                    ------------------------
ISRAEL - 2.8%
-----------
Teva Pharmaceutical Industries Ltd. - ADR (Ethical Drug
Manufacturers)                                                           127,400                   7,873,320
                                                                                    ------------------------

ITALY - 2.6%
----------
Luxottica Group SPA - ADR (Miscellaneous Retailers)                      470,900                   7,421,384
                                                                                    ------------------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2001 (CONTINUED)                                           SHARES              VALUE (1)

------------------------------------------------------------------------------------------------------------

JAPAN - 10.0%
------------
Asatsu-DK Inc. (Advertising Agencies)                                    251,300    $              4,804,068
Atlantis Japan Growth Fund (Mutual Funds)*                               513,400                   4,566,282
Daiichi Pharmaceutical (Pharmaceuticals)                                 355,000                   8,338,099
Hirose Electronics Co., Ltd. (Parts & Components)                         55,000                   4,034,966
Takeda Chemical Industries Ltd. (Pharmaceuticals)                        138,000                   6,685,511
                                                                                    ------------------------
                                                                                                  28,428,926
                                                                                    ------------------------
MEXICO - 2.4%
------------
Grupo Televisa SA (Radio & TV Broadcasters)*                              79,820                   2,430,519
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)*                     184,000                   4,355,372
                                                                                    ------------------------
                                                                                                   6,785,891
                                                                                    ------------------------
NETHERLANDS - 10.4%
-----------------
IHC Caland NV (Shipbuilding)                                             208,730                  10,424,773
ING Groep NV (Insurance Companies)                                       433,900                  10,825,540
Koninklijke Vopak NV (Transportation Infrastructure)                     158,800                   2,445,833
Royal Dutch Petroleum Co. - NY Shares (Holding Companies)                114,500                   5,783,395
                                                                                    ------------------------
                                                                                                  29,479,541
                                                                                    ------------------------
SINGAPORE - 1.9%
--------------
DBS Group Holdings Ltd. (Commercial Banks)                               943,600                   5,379,438
                                                                                    ------------------------

SOUTH KOREA - 2.6%
----------------
Samsung Electronics - GDR (Diversified Electronics)                       99,500                   7,505,285
                                                                                    ------------------------

SWITZERLAND - 5.6%
----------------
Nestle SA - ADR (Diversified Food)                                       208,720                  10,833,027
UBS AG - Registered (Banks)                                              107,160                   4,984,262
                                                                                    ------------------------
                                                                                                  15,817,289
                                                                                    ------------------------
TAIWAN - 2.9%
------------
Taiwan Semiconductor (Parts & Components)*                             4,722,632                   8,344,115
                                                                                    ------------------------

UNITED KINGDOM - 15.2%
---------------------
BP plc - ADR (Oil & Gas)                                                 195,400                   9,445,636
Close Brothers Group plc (Diversified Financials)                        366,100                   3,860,039
HSBC Holdings plc (Banks)                                                488,600                   5,293,167
Pearson plc (Miscellaneous Printing & Publishing)                        697,718                   8,372,537
Rio Tinto plc (Diversified Metal Producers)                              104,000                   1,677,256
Vodafone Group plc - Sponsored ADR (Telephone Systems)                   269,100                   6,221,592
WPP Group plc (Advertising Agencies)                                     903,900                   8,143,651
                                                                                    ------------------------
                                                                                                  43,013,878
                                                                                    ------------------------

Total Common Stocks (Cost $297,424,007)                                                          278,690,010
                                                                                    ------------------------

PREFERRED STOCK - 0.7%
-------------------
BERMUDA - 0.7%
--------------
Taiwan Semi Flemings - ADR - 144A (Cost $2,021,497)*                     214,200                   1,892,281
                                                                                    ------------------------

                       See Notes to Financial Statements
                                       4
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HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2001 (CONTINUED)                                           SHARES              VALUE (1)

------------------------------------------------------------------------------------------------------------

WARRANT - 0.0%
-------------
FRANCE - 0.0%
------------
Compagnie Generale d' Industrie et de Participations (Cost
$0)*                                                                     268,661    $                 77,435
                                                                                    ------------------------

TOTAL LONG TERM INVESTMENTS (COST $299,445,504)                                                  280,659,726
                                                                                    ------------------------

                                                                        FACE
REPURCHASE AGREEMENT - 0.8%                                            AMOUNT
---------------------------                                          -----------
Investors Bank & Trust Company Repurchase Agreement, 1.650%
due 11/01/01 in the amount of $2,084,766; issued 10/31/01
(collateralized by $2,167,668 par of FNMA ARM #284732,
6.990% due 06/01/18 with a market value of $2,188,976)
(Cost $2,084,670)                                                    $ 2,084,670                   2,084,670
                                                                                    ------------------------

TOTAL INVESTMENTS - 99.7% (COST $301,530,174)                                       $            282,744,396
                                                                                    ------------------------



OTHER ASSETS, NET OF LIABILITIES - 0.3%
--------------------------------
Receivable for securities sold                                  $              2,108,802
Dividends receivable                                                             186,222
Tax reclaim receivable                                                           528,974
Other assets                                                                     494,523
Payable for securities purchased                                              (2,001,500)
Payable for fund shares redeemed                                                  (5,404)
Payable to Investment Advisor                                                   (139,478)
Other liabilities                                                               (195,878)
                                                                ------------------------
                                                                                 976,261
                                                                ------------------------
NET ASSETS - 100%
---------------
Applicable to 26,883,585 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                 $            283,720,657
                                                                ========================
Net Asset Value, Offering and Redemption Price Per Share
                                                                $                  10.55
                                                                ========================

COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 2001 WERE AS
FOLLOWS:
-------------------------------------------------------
Paid-in capital                                                 $            322,783,259
Accumulated undistributed net investment income                                  361,245
Accumulated distributions in excess of net realized gain on
  investments and foreign currency-related transactions                      (20,596,678)
Net unrealized depreciation on investments and on assets and
  liabilities denominated in foreign currencies (Note 4)                     (18,827,169)
                                                                ------------------------
                                                                $            283,720,657
                                                                ========================

Summary of Abbreviations

144A                       Security exempt from registration under Rule 144A of the
                           Securities Act of 1933. These securities may be sold in
                           transactions exempt from registration, normally to qualified buyers.
ADR                        American Depositary Receipt
ARM                        Adjustable Rate Mortgage
FNMA                       Federal National Mortgage Association
GDR                        Global Depositary Receipt
(1)                        See Note 2 to Financial Statements
*                          Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO -- OVERVIEW
OCTOBER 31, 2001
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN HARDING, LOEVNER FUNDS, INC. - GLOBAL EQUITY PORTFOLIO AND THE MSCI ALL COUNTRY WORLD INDEX (GROSS DIVIDENDS
REINVESTED) AND THE LIPPER GLOBAL EQUITY FUND INDEX

               GLOBAL       MSCI ALL COUNTRY    LIPPER GLOBAL
          Equity Portfolio       World Index  Equity Fund Index
12/1/96            $10,000           $10,000            $10,000
12/31/96            $9,990            $9,853            $10,016
1/31/97            $10,144           $10,020            $10,240
2/28/97            $10,059           $10,159            $10,302
3/31/97            $10,030            $9,960            $10,178
4/30/97            $10,161           $10,281            $10,311
5/31/97            $10,685           $10,887            $10,938
6/30/97            $11,134           $11,449            $11,407
7/31/97            $11,641           $11,965            $11,977
8/31/97            $10,918           $11,139            $11,313
9/30/97            $11,385           $11,712            $12,018
10/31/97           $10,645           $10,993            $11,262
11/30/97           $10,793           $11,157            $11,285
12/31/97           $10,923           $11,298            $11,419
1/31/98            $10,891           $11,546            $11,547
2/28/98            $11,617           $12,344            $12,326
3/31/98            $12,106           $12,865            $12,946
4/30/98            $12,054           $12,978            $13,135
5/31/98            $11,958           $12,723            $13,013
6/30/98            $11,726           $12,946            $13,058
7/31/98            $11,290           $12,951            $13,064
8/31/98             $9,542           $11,134            $11,161
9/30/98             $9,651           $11,357            $11,167
10/31/98           $10,384           $12,394            $11,907
11/30/98           $10,846           $13,145            $12,562
12/31/98           $11,142           $13,751            $13,084
1/31/99            $11,045           $14,031            $13,358
2/28/99            $10,756           $13,688            $12,972
3/31/99            $11,251           $14,310            $13,418
4/30/99            $12,138           $14,937            $14,027
5/31/99            $11,688           $14,420            $13,614
6/30/99            $12,388           $15,156            $14,300
7/31/99            $12,504           $15,081            $14,339
8/31/99            $12,574           $15,083            $14,324
9/30/99            $12,240           $14,911            $14,200
10/31/99           $12,857           $15,668            $14,752
11/30/99           $13,706           $16,154            $15,743
12/31/99           $15,279           $17,508            $17,493
1/31/00            $15,195           $16,596            $16,809
2/29/00            $15,540           $16,654            $17,847
3/31/00            $16,126           $17,740            $18,292
4/30/00            $15,766           $16,933            $17,379
5/31/00            $15,372           $16,502            $16,863
6/30/00            $16,176           $17,059            $17,531
7/31/00            $15,838           $16,559            $17,175
8/31/00            $16,578           $17,069            $17,872
9/30/00            $15,449           $16,125            $16,921
10/31/00           $15,378           $15,802            $16,508
11/30/00           $14,588           $14,825            $15,546
12/31/00           $15,365           $15,071            $16,001
1/31/01            $15,397           $15,458            $16,267
2/28/01            $14,326           $14,158            $15,074
3/31/01            $13,200           $13,207            $14,027
4/30/01            $14,287           $14,164            $14,987
5/31/01            $14,105           $14,005            $14,896
6/30/01            $13,712           $13,577            $14,477
7/31/01            $13,491           $13,359            $14,118
8/31/01            $12,822           $12,747            $13,558
9/30/01            $11,577           $11,579            $12,292
10/31/01           $11,877           $11,827            $12,598

Past performance is not indicative of future performance

--------------------------------------------------------------------------------------------------------------------
                                                          RETURNS FOR THE PERIODS ENDED OCTOBER 31, 2001
                                               ---------------------------------------------------------------------
                                                            CUMULATIVE
                                                           TOTAL RETURN                      AVERAGE ANNUAL TOTAL
                                               ------------------------------------                 RETURN
                                                                      SINCE               --------------------------
                                               TWELVE MONTHS        INCEPTION*            SINCE INCEPTION*
--------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO                            (22.77%)              18.77%                      3.55%
MSCI All Country World Index
  (gross dividends reinvested)                     (25.15%)              18.27%                      3.47%
Lipper Global Fund Index                           (23.69%)              25.98%                      4.80%

                    *   The Global Equity Portfolio commenced operations on
                        December 1, 1996.

HARDING LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO -- OVERVIEW
OCTOBER 31, 2001
--------------------------------------------------------------------------------

The Portfolio fell in value by 22.8% net of fees in the financial year to the end of October 2001. In comparison the unmanaged MSCI All Country World Index fell 25.2%, its growth component by 32.9%; its value component by 20.3%.

Even before the atrocities of September 11th, the global economy was flagging badly. For the first time in living memory, we are witnessing a recession caused by excess supply, not excess demand. Since the terrorist attacks, Central banks and governments have taken dramatic action to prevent a deep recession caused by a shutting down of the last engine of growth--the US consumer. Interest rates have been cut sharply, and spending plans have been dusted off, and presented to voters and their representatives. We think that these actions will have a positive impact, but are still concerned that recovery will be hard to achieve: this has been a recession caused by excess capacity, created by easy and cheap capital. Most recessions have been caused by Central Bank action to curtail excess demand before excessive inflationary pressures build.

We warned last year that the picture for corporate profits was ugly. Companies have been caught between tremendous pricing pressure on the one hand and rising costs (especially wages) on the other. At the same time, operational leverage has worked in reverse so that falling revenues have had a disproportionately greater impact on profits. At such times, we spend a lot of time examining the robustness of our assumptions about companies' prospective growth rates, and their financial strength, as well as paying careful attention to stock prices, and what they are discounting. This has led us to make certain changes during the year. Although portfolio changes are always made on a bottom-up basis, we can make general observations about them that provide some insight into what is happening in our broad universe.

We made strategic shifts in the portfolio twice in the financial year. Midway through the financial year, we reduced the defensive stance of the portfolio by adding to holdings of companies in the volatile information technology sector, closing out the substantial underweight position that had proven so rewarding in 2000. We added to existing holdings in ORACLE, INTEL, and TAIWAN SEMICONDUCTOR MANUFACTURING, and DASSAULT SYSTEMS. We also added to the overall riskiness of the portfolio by investing in more emerging market companies, such as Israel-based TEVA PHARMACEUTICALS, a major producer of generic and, increasingly, proprietary pharmaceuticals, and CVRD, the Brazilian company which is now the world's third largest producer of iron ore. In addition, we added to holdings of smaller companies, such as UK merchant bank CLOSE BROTHERS, Japanese advertiser ASATSU, and US contract research provider QUINTILES. The reasoning behind all was related: if earnings risk was rising for all companies, then we wanted to increase our holdings of those whose stock prices had already reflect investor fears, and therefore which offer higher expected returns via high risk premia.

The second time was in response to the sharp price declines that followed September 11. We carefully examined our companies for financial risk, and, where we thought financial strength was not jeopardized added to holdings where stock prices already discounted the deterioration in the short-term outlook. We added to more cyclical companies such as PEARSON, the publishing and education company and LI & FUNG, the outsourced manufacturing contractor. In financial services we bought a new holding in MUNICH RE, the world's largest reinsurance company, whose balance sheet strength, and market share will mean that it will benefit from improved pricing in the wake of the capital losses the industry has incurred in the wake of September's attacks. We also bought shares in VODAFONE, the world's largest wireless company, in DEUTSCHE TELEKOM, the fixed line and wireless giant, and added to existing holdings of CHINA MOBILE, thus partly reversing a long-held prejudice against the non-US telecommunications sector. We say "partly" because we still think that the industry is a dangerous one for investors, but that at these prices those dangers are largely discounted, and that for these dominant companies, in particular, the competitive environment, so destructive for their weaker competitors, has improved.

The outlook today is even murkier than it was last year. We continue to be confident about the long-term prospects for the companies in which we invest, characterized as they are by tremendous financial strength itself a source of competitive advantage. Growth prospects are dimmed in the short-term, but unblemished in the longer term. Finally, the quality of management on which we have always insisted is being tested, but, so far, is passing the tests well.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2001                                                       SHARES            VALUE (1)

---------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 98.7%
---------------------------

COMMON STOCKS - 96.6%
---------------------

AUSTRALIA - 2.2%
--------------
Rio Tinto Ltd. (Diversified Metal Producers)                             25,000    $              403,781
                                                                                   ----------------------

BRAZIL - 1.0%
-----------
Companhia Vale do Rio Doce - ADR (Metals & Mining)                        9,000                   188,280
                                                                                   ----------------------

CANADA - 4.4%
------------
Alberta Energy Co., Ltd. (Oil & Gas)                                      9,000                   352,350
Imperial Oil Ltd. (Integrated International Oil Producers)               16,900                   464,919
                                                                                   ----------------------
                                                                                                  817,269
                                                                                   ----------------------
DENMARK - 3.2%
--------------
ISS A/S (Service Organizations)*                                          4,000                   188,683
Novo Nordisk A/S, Class B (Pharmaceuticals)                               9,700                   393,615
                                                                                   ----------------------
                                                                                                  582,298
                                                                                   ----------------------
FRANCE - 8.0%
------------
Air Liquide (Industrial Chemicals & Gases Manufacturers)                  2,500                   337,312
Compagnie Generale d' Industrie et de Participations
(General Diversified)*                                                    9,570                   257,729
Dassault Systemes SA (Software)                                           5,600                   223,748
Suez (Multi-Utilities)                                                   21,000                   660,691
                                                                                   ----------------------
                                                                                                1,479,480
                                                                                   ----------------------
GERMANY - 4.9%
--------------
Deutsche Bank AG (Commercial Banks)                                       4,500                   250,444
Deutsche Telekom AG - Registered (Diversified
Telecommunication Services)                                              18,000                   279,667
Muenchener Rueckver AG - Registered (Insurance)                           1,400                   370,602
                                                                                   ----------------------
                                                                                                  900,713
                                                                                   ----------------------
HONG KONG - 5.9%
---------------
China Mobile HK Ltd. - ADR (Telephone Systems)*                          14,200                   216,124
Hutchison Whampoa Ltd. (General Diversified)                             75,000                   608,173
Li & Fung Ltd. (Wholesalers)                                            288,000                   275,077
                                                                                   ----------------------
                                                                                                1,099,374
                                                                                   ----------------------
IRELAND - 2.1%
------------
Elan Corp. plc - ADR (Ethical Drug Manufacturers)*                        4,300                   196,295
SmartForce plc - ADR (Electronic Data Processing Equipment)*             12,000                   197,520
                                                                                   ----------------------
                                                                                                  393,815
                                                                                   ----------------------
ISRAEL - 1.4%
-----------
Teva Pharmaceutical Industries Ltd. - ADR (Ethical Drug
Manufacturers)                                                            4,200                   259,560
                                                                                   ----------------------

ITALY - 1.2%
----------
Luxottica Group SPA - ADR (Miscellaneous Retailers)                      14,600                   230,096
                                                                                   ----------------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2001 (CONTINUED)                                           SHARES            VALUE (1)

---------------------------------------------------------------------------------------------------------

JAPAN - 4.0%
-----------
Asatsu-DK Inc. (Advertising Agencies)                                     9,600    $              183,522
Atlantis Japan Growth Fund (Mutual Funds)*                               32,200                   286,393
Sony Corp. - ADR (Radio, TV, & Phonograph Manufacturers)                  7,100                   271,220
                                                                                   ----------------------
                                                                                                  741,135
                                                                                   ----------------------
MEXICO - 2.2%
------------
Grupo Televisa SA - ADR (Radio & TV Broadcasters)*                        5,000                   152,250
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)*                     10,500                   248,540
                                                                                   ----------------------
                                                                                                  400,790
                                                                                   ----------------------
NETHERLANDS - 2.6%
----------------
Royal Dutch Petroleum Co. - NY Shares (Holding Companies)                 9,500                   479,845
                                                                                   ----------------------

SINGAPORE - 1.2%
--------------
DBS Group Holdings Ltd. (Commercial Banks)                               40,000                   228,039
                                                                                   ----------------------

SWITZERLAND - 2.2%
----------------
Nestle SA - ADR (Diversified Food)                                        7,700                   399,647
                                                                                   ----------------------

TAIWAN - 0.9%
------------
Taiwan Semiconductor (Parts & Components)*                               96,250                   170,058
                                                                                   ----------------------

UNITED KINGDOM - 7.4%
--------------------
Amdocs Ltd. (Software)*                                                   6,800                   177,820
Close Brothers Group plc (Diversified Financials)                        15,400                   162,373
Pearson plc (Miscellaneous Printing & Publishing)                        31,418                   377,013
Vodafone Group plc - Sponsored ADR (Telephone Systems)                   13,000                   300,560
WPP Group plc (Advertising Agencies)                                     38,100                   343,260
                                                                                   ----------------------
                                                                                                1,361,026
                                                                                   ----------------------
UNITED STATES - 41.8%
------------------
Allied Capital Corp. (Commercial Finance Companies)                      26,701                   601,307
American International Group (Insurance Companies)                        7,100                   558,060
Automatic Data Processing Inc. (Commercial Services &
Supplies)                                                                 6,900                   356,454
Baxter International Inc. (Ethical Drug Manufacturers)                   10,000                   483,700
Berkshire Hathaway Inc., Class A (Insurance Companies)*                       5                   356,000
Bristol-Myers Squibb Co. (Ethical Drug Manufacturers)                     6,800                   363,460
Cerus Corp. (Medical Supplies)*                                           6,500                   298,350
Colgate-Palmolive Co. (Cosmetics & Toiletries)                            5,200                   299,104
Exxon Mobil Corp. (Integrated International Oil Producers)               10,800                   426,060
Intel Corp. (Electronic Data Processing Equipment)                       18,600                   454,212
International Business Machines Corp. (Electronic Data
Processing Equipment)                                                     5,000                   540,350
J.P. Morgan Chase & Co. (Banks)                                           8,800                   311,168
Oracle Corp. (Computer Software & Processing)*                           33,600                   455,616
Quintiles Transnational Corp. (Medical Services)*                        16,100                   255,346
Schering-Plough Corp. (Pharmaceuticals)                                  13,700                   509,366

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2001 (CONTINUED)                                           SHARES            VALUE (1)

---------------------------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
Viacom Inc., Class B (Media)*                                             9,565    $              349,218
Wells Fargo & Co. (Commercial Banks)                                      8,900                   351,550
Wrigley (WM.) Jr. Co. (Confectionary Goods)                              15,600                   780,780
                                                                                   ----------------------
                                                                                                7,750,101
                                                                                   ----------------------

Total Common Stocks (Cost $18,648,138)                                                         17,885,307
                                                                                   ----------------------

PREFERRED STOCK - 2.1%
-------------------
BERMUDA - 2.1%
--------------
Taiwan Semi Flemings - ADR - 144A (Cost $463,333)*                       44,800                   395,771
                                                                                   ----------------------

WARRANT - 0.0%
-------------
FRANCE - 0.0%
------------
Compagnie Generale d' Industrie et de Participations (Cost
$0)*                                                                      9,570                     2,758
                                                                                   ----------------------

TOTAL LONG TERM INVESTMENTS (COST $19,111,471)                                                 18,283,836
                                                                                   ----------------------

                                                                        FACE
REPURCHASE AGREEMENT - 2.3%                                            AMOUNT
---------------------------                                          -----------
Investors Bank & Trust Company Repurchase Agreement, 1.650%
due 11/01/01 in the amount of $418,020; issued 10/31/01
(collateralized by $469,795 par of FNMA ARM #86688, 6.292%
due 10/01/19 with a market value of $438,901) (Cost
$418,001)                                                            $   418,001                   418,001
                                                                                    ----------------------

TOTAL INVESTMENTS - 101.0% (COST $19,529,472)                                       $           18,701,837
                                                                                    ----------------------

LIABILITIES, NET OF OTHER ASSETS - (1.0)%
---------------------------------
Dividends receivable                                                                $               11,279
Tax reclaim receivable                                                                              28,852
Other assets                                                                                         1,262
Payable for securities purchased                                                                  (179,032)
Payable to Investment Advisor                                                                      (11,254)
Other liabilities                                                                                  (28,847)
                                                                                    ----------------------
                                                                                    ----------------------
                                                                                                  (177,740)
                                                                                    ----------------------
                                                                                    ----------------------

NET ASSETS - 100%
---------------
Applicable to 1,228,716 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                     $           18,524,097
                                                                                    ======================

Net Asset Value, Offering and Redemption Price Per Share                            $                15.08
                                                                                    ======================

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2001 (CONTINUED)

--------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 2001 WERE AS
FOLLOWS:
------------------------------------------------------------
Paid-in capital                                                 $           19,369,001
Accumulated undistributed net investment income                                  5,248
Accumulated distributions in excess of net realized gain on
  investments and foreign currency-related transactions                        (20,671)
Net unrealized depreciation on investments and on assets and
  liabilities denominated in foreign currencies (Note 4)                      (829,481)
                                                                ----------------------
                                                                $           18,524,097
                                                                ======================

Summary of Abbreviations

144A                       Security exempt from registration under Rule 144A of the
                           Securities Act of 1933. These securities may be sold in
                           transactions exempt from registration, normally to qualified buyers.
ADR                        American Depositary Receipt
ARM                        Adjustable Rate Mortgage
FNMA                       Federal National Mortgage Association
(1)                        See Note 2 to Financial Statements
*                          Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO -- OVERVIEW
OCTOBER 31, 2001
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN HARDING, LOEVNER FUNDS, INC. -
MULTI-ASSET GLOBAL PORTFOLIO AND THE CONSTRUCTED GLOBAL BALANCED INDEX*
AND THE LIPPER GLOBAL FLEXIBLE FUND INDEX

            MULTI-ASSET     CONSTRUCTED GLOBAL  LIPPER GLOBAL FLEXIBLE
          Global Portfolio     Balanced Index*              Fund Index
11/1/96            $10,000             $10,000                 $10,000
11/30/96           $10,390             $10,370                 $10,426
12/31/96           $10,379             $10,245                 $10,441
1/31/97            $10,529             $10,238                 $10,639
2/28/97            $10,519             $10,294                 $10,700
3/31/97            $10,469             $10,142                 $10,525
4/30/97            $10,590             $10,303                 $10,625
5/31/97            $11,021             $10,779                 $11,072
6/30/97            $11,362             $11,164                 $11,382
7/31/97            $11,773             $11,431                 $11,850
8/31/97            $11,251             $10,955                 $11,512
9/30/97            $11,693             $11,386                 $12,004
10/31/97           $11,292             $11,061                 $11,575
11/30/97           $11,432             $11,093                 $11,611
12/31/97           $11,613             $11,164                 $11,711
1/31/98            $11,529             $11,354                 $11,739
2/28/98            $12,125             $11,862                 $12,269
3/31/98            $12,501             $12,115                 $12,681
4/30/98            $12,511             $12,257                 $12,793
5/31/98            $12,469             $12,124                 $12,677
6/30/98            $12,354             $12,259                 $12,668
7/31/98            $12,093             $12,268                 $12,544
8/31/98            $11,133             $11,369                 $11,156
9/30/98            $11,425             $11,747                 $11,334
10/31/98           $11,916             $12,530                 $11,926
11/30/98           $12,208             $12,915                 $12,460
12/31/98           $12,383             $13,376                 $12,759
1/31/99            $12,101             $13,490                 $12,911
2/28/99            $11,895             $13,118                 $12,596
3/31/99            $12,264             $13,490                 $13,006
4/30/99            $13,088             $13,842                 $13,705
5/31/99            $12,763             $13,459                 $13,487
6/30/99            $13,229             $13,779                 $13,986
7/31/99            $13,371             $13,874                 $13,977
8/31/99            $13,349             $13,900                 $13,928
9/30/99            $13,110             $13,892                 $13,851
10/31/99           $13,327             $14,312                 $14,132
11/30/99           $13,826             $14,518                 $14,628
12/31/99           $14,603             $15,234                 $15,611
1/31/00            $14,417             $14,628                 $15,293
2/29/00            $14,325             $14,618                 $16,143
3/31/00            $14,928             $15,370                 $16,064
4/30/00            $14,638             $14,749                 $15,526
5/31/00            $14,441             $14,569                 $15,282
6/30/00            $14,951             $15,005                 $15,829
7/31/00            $14,765             $14,639                 $15,634
8/31/00            $15,183             $14,866                 $16,168
9/30/00            $14,557             $14,360                 $15,691
10/31/00           $14,533             $14,115                 $15,386
11/30/00           $14,081             $13,702                 $14,792
12/31/00           $14,684             $14,035                 $15,391
1/31/01            $14,871             $14,245                 $15,590
2/28/01            $14,261             $13,524                 $14,804
3/31/01            $13,576             $12,822                 $14,074
4/30/01            $14,223             $13,361                 $14,792
5/31/01            $14,136             $13,256                 $14,680
6/30/01            $13,912             $12,964                 $14,465
7/31/01            $13,850             $12,971                 $14,260
8/31/01            $13,651             $12,809                 $13,908
9/30/01            $12,954             $12,143                 $12,991
10/31/01           $13,278             $12,337                 $13,298

Past performance is not indicative of future performance

--------------------------------------------------------------------------------------------------------------------
                                                          RETURNS FOR THE PERIODS ENDED OCTOBER 31, 2001
                                              ----------------------------------------------------------------------
                                                           CUMULATIVE
                                                          TOTAL RETURN                       AVERAGE ANNUAL TOTAL
                                              -------------------------------------                 RETURN
                                                                     SINCE                --------------------------
                                              TWELVE MONTHS        INCEPTION**            SINCE INCEPTION**
--------------------------------------------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO                       (8.64%)              32.78%                       5.83%
Constructed Global Balanced Index*                (12.59%)              23.37%                       4.29%
Lipper Global Flexible Fund Index                 (13.57%)              32.98%                       5.86%

                    * Constructed Global Balanced Index is comprised of the weighted sum of 60% Financial Times World Equity Index and
                        40% Salomon World Government Bond Index
                   **   The Multi-Asset Global Portfolio commenced operations on
                        November 1, 1996.

HARDING LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO -- OVERVIEW
OCTOBER 31, 2001
--------------------------------------------------------------------------------

The Portfolio fell in value by 8.6% net of fees in the financial year to the end of October 2001, handily beating its passive, custom benchmark, comprised of 60% MSCI All Country World Index/40% Salomon World Government Bond Index, fell 12.6%. Equities in the portfolio FELL by 20.2% versus 25.2% for the equity benchmark, while bonds in the portfolio ROSE by 13.6% versus an 8.9% rise for the bond index.

Even before the atrocities of September 11th, the global economy was flagging badly. For the first time in living memory, we are witnessing a recession caused by excess supply, not excess demand. Since the terrorist attacks, Central banks and governments have taken dramatic action to prevent a deep recession caused by a shutting down of the last engine of growth--the US consumer. Interest rates have been cut sharply, and spending plans have been dusted off, and presented to voters and their representatives. We think that these actions will have a positive impact, but are still concerned that recovery will be hard to achieve: this has been a recession caused by excess capacity, created by easy and cheap capital. Most recessions have been caused by central bank action to curtail excess demand before excessive inflationary pressures build.

We warned last year that the picture for corporate profits was ugly. Companies have been caught between tremendous pricing pressure on the one hand and rising costs (especially wages) on the other. At the same time, operational leverage has worked in reverse so that falling revenues have had a disproportionately greater impact on profits. At such times, we spend a lot of time examining the robustness of our assumptions about companies' prospective growth rates, and their financial strength, as well as paying careful attention to stock prices, and what they are discounting. Moreover, at the end of May this year we moved to reduce the Portfolio's allocation to equity assets, and increase fixed income assets; for the second half of the financial year, we held one of the smallest allocations (50%) to equities we have ever held--although we maintain a long-term bias toward equities.

Within the bond holdings, we took on both credit and currency risk in the first half of the financial year, adding to holdings of high-yield notes issued by JCPENNEY, CUMMINS ENGINE, and Euro-denominated notes of SECURITAS (the European security services company), and the INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT. In the final quarter, we reduced high-yield holdings by selling holdings of power generator AES notes and our sole emerging market debt holding, the BRAZIL 'C' BONDS. The additional credit risk generally added to performance, but foreign currency holdings were neutral, since US Dollar remained strong throughout the year.

Within the (reduced) equity holdings, we made strategic shifts in the portfolio during the financial year. We gradually increased holdings in the volatile information technology sector, closing out the substantial underweight position that had proven so rewarding in 2000, by adding to existing holdings in ORACLE, INTEL, and DASSAULT SYSTEMS. We also added to the APPARENT riskiness of the equity holdings by investing more in emerging market companies, such as TAIWAN SEMICONDUCTOR MANUFACTURING, Israel-based TEVA PHARMACEUTICALS, a major producer of generic and, increasingly, proprietary pharmaceuticals, and CVRD, the Brazilian company which is now the world's third largest producer of iron ore. In addition, we added to holdings of smaller companies, such as UK merchant bank CLOSE BROTHERS, Japanese advertiser ASATSU, and US contract research provider QUINTILES. The reasoning behind all was related: if earnings risk was rising for all companies, then we wanted to increase our holdings of those whose stock prices had already reflected investor fears, and therefore which offered higher expected returns via high risk premia.

In response to the sharp price declines that followed September 11, we carefully examined our companies for financial risk, and, where we thought financial strength was not jeopardized added to holdings where stock prices already discounted the deterioration in the short-term outlook--in part at the expense of fixed income allocations. We added to more cyclical companies such as PEARSON, the publishing and education company and LI & FUNG, the outsourced manufacturing contractor. In financial services we bought a new holding in MUNICH RE, the world's largest reinsurance company, whose balance sheet strength, and market share will mean that it will benefit from improved pricing in the wake of the capital losses the industry has incurred in the wake of September's attacks.

The outlook today is even murkier than it was last year. We continue to be confident about the long-term prospects for the companies in which we invest, characterized as they are by tremendous financial strength--itself a source of competitive advantage. Growth prospects are dimmed in the short-term, but unblemished in the longer term. Finally, the quality of management on which we have always insisted is being tested, but, so far, is passing the tests well.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2001                                                       SHARES          VALUE (1)

----------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 99.4%
---------------------------

COMMON STOCKS - 52.4%
---------------------

BRAZIL - 0.5%
-----------
Companhia Vale do Rio Doce - ADR (Metals & Mining)                       1,000     $          20,920
                                                                                   -----------------

CANADA - 2.6%
------------
Alberta Energy Co., Ltd. (Oil & Gas)                                     1,000                39,150
Imperial Oil Ltd. (Integrated International Oil Producers)               2,300                63,273
                                                                                   -----------------
                                                                                             102,423
                                                                                   -----------------
DENMARK - 1.6%
--------------
ISS A/S (Service Organizations)*                                           400                18,868
Novo Nordisk A/S, Class B (Pharmaceuticals)                              1,100                44,637
                                                                                   -----------------
                                                                                              63,505
                                                                                   -----------------
FRANCE - 3.6%
------------
Air Liquide (Industrial Chemicals & Gases Manufacturers)                   200                26,985
Compagnie Generale d' Industrie et de Participations
(General Diversified)*                                                     940                25,315
Dassault Systemes SA (Software)                                            500                19,977
Suez (Multi-Utilities)                                                   2,195                69,058
                                                                                   -----------------
                                                                                             141,335
                                                                                   -----------------
GERMANY - 2.9%
--------------
Deutsche Bank AG (Commercial Banks)                                        500                27,827
Deutsche Telekom AG - Registered (Diversified
Telecommunication Services)                                              2,200                34,181
Muenchener Rueckver AG - Registered (Insurance)                            200                52,943
                                                                                   -----------------
                                                                                             114,951
                                                                                   -----------------
HONG KONG - 3.7%
---------------
China Mobile HK Ltd. - ADR (Telephone Systems)*                          2,300                35,006
Hutchison Whampoa Ltd. (General Diversified)                             7,700                62,439
Li & Fung Ltd. (Wholesalers)                                            50,000                47,756
                                                                                   -----------------
                                                                                             145,201
                                                                                   -----------------
IRELAND - 0.4%
------------
SmartForce plc - ADR (Electronic Data Processing Equipment)*               900                14,814
                                                                                   -----------------

ISRAEL - 0.6%
-----------
Teva Pharmaceutical Industries Ltd. - ADR (Ethical Drug
Manufacturers)                                                             400                24,720
                                                                                   -----------------

JAPAN - 2.0%
-----------
Asatsu-DK Inc. (Advertising Agencies)                                    1,000                19,117
Atlantis Japan Growth Fund (Mutual Funds)*                               3,500                31,130
Sony Corp. - ADR (Radio, TV, & Phonograph Manufacturers)                   800                30,560
                                                                                   -----------------
                                                                                              80,807
                                                                                   -----------------
MEXICO - 1.3%
------------
Grupo Televisa SA - ADR (Radio & TV Broadcasters)*                         500                15,225
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)*                     1,500                35,506
                                                                                   -----------------
                                                                                              50,731
                                                                                   -----------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2001 (CONTINUED)                                           SHARES          VALUE (1)

----------------------------------------------------------------------------------------------------

NETHERLANDS - 1.3%
----------------
Royal Dutch Petroleum Co. - NY Shares (Holding Companies)                1,000     $          50,510
                                                                                   -----------------

SINGAPORE - 0.7%
--------------
DBS Group Holdings Ltd. (Commercial Banks)                               5,000                28,505
                                                                                   -----------------

SWITZERLAND - 1.0%
----------------
Nestle SA - ADR (Diversified Food)                                         800                41,522
                                                                                   -----------------

TAIWAN - 1.7%
------------
Taiwan Semiconductor (Parts & Components)*                              38,498                68,020
                                                                                   -----------------

UNITED KINGDOM - 5.6%
--------------------
Amdocs Ltd. (Software)*                                                  1,000                26,150
Close Brothers Group plc (Diversified Financials)                        1,600                16,870
Pearson plc (Miscellaneous Printing & Publishing)                        4,745                56,939
Rio Tinto plc (Diversified Metal Producers)                              3,100                49,995
Vodafone Group plc - Sponsored ADR (Telephone Systems)                   1,600                36,992
WPP Group plc (Advertising Agencies)                                     4,100                36,939
                                                                                   -----------------
                                                                                             223,885
                                                                                   -----------------
UNITED STATES - 22.9%
------------------
Allied Capital Corp. (Commercial Finance Companies)                      2,800                63,056
American International Group (Insurance Companies)                         775                60,915
Automatic Data Processing Inc. (Commercial Services &
Supplies)                                                                  700                36,162
Baxter International Inc. (Ethical Drug Manufacturers)                   1,300                62,881
Berkshire Hathaway Inc., Class A (Insurance Companies)*                      1                71,200
Bristol-Myers Squibb Co. (Ethical Drug Manufacturers)                      700                37,415
Cerus Corp. (Medical Supplies)*                                            900                41,310
Colgate-Palmolive Co. (Cosmetics & Toiletries)                             500                28,760
Exxon Mobil Corp. (Integrated International Oil Producers)               1,000                39,450
Intel Corp. (Electronic Data Processing Equipment)                       1,800                43,956
International Business Machines Corp. (Electronic Data
Processing Equipment)                                                      600                64,842
J.P. Morgan Chase & Co. (Banks)                                            900                31,824
Oracle Corp. (Computer Software & Processing)*                           4,600                62,376
Quintiles Transnational Corp. (Medical Services)*                        1,800                28,548
Royce Micro-Cap Trust Inc. (Mutual Funds)                                4,170                38,992
Schering-Plough Corp. (Pharmaceuticals)                                  1,400                52,052
Viacom Inc., Class B (Media)*                                            1,000                36,510
Wells Fargo & Co. (Commercial Banks)                                       900                35,550
Wrigley (WM.) Jr. Co. (Confectionary Goods)                              1,500                75,075
                                                                                   -----------------
                                                                                             910,874
                                                                                   -----------------

Total Common Stocks (Cost $2,113,448)                                                      2,082,723
                                                                                   -----------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2001 (CONTINUED)                                           SHARES          VALUE (1)

----------------------------------------------------------------------------------------------------

PREFERRED STOCK - 0.2%
-------------------

BERMUDA - 0.2%
--------------
Taiwan Semi Flemings - ADR - 144A (Cost $8,304)*                           800     $           7,068
                                                                                   -----------------

WARRANT - 0.0%
-------------

FRANCE - 0.0%
------------
Compagnie Generale d' Industrie et de Participations (Cost
$0)*                                                                     1,540                   444
                                                                                   -----------------

                                                                                FACE
FIXED INCOME - 46.8%                                            CURRENCY     AMOUNT (A)

CHINA - 2.6%
-----------
Telewest Finance 6.00% due 7/07/05*(2)                                       $  150,000               104,250
                                                                                            -----------------

EUROPE - 1.2%
------------
Eurotunnel 4.450% Equity Notes due 12/31/03                        GBP           37,500                24,791
Eurotunnel 4.450% Equity Notes due 12/31/03                        EUR           37,500                24,657
                                                                                            -----------------
                                                                                                       49,448
                                                                                            -----------------
MULTINATIONAL - 3.5%
-----------------
International Bank for Reconstruction & Development, 4.25%
due 9/08/05*                                                       EUR          150,000               137,734
                                                                                            -----------------

NEW ZEALAND - 2.8%
-----------------
New Zealand Government, Series 709, 7.00% due 7/15/09              NZD          250,000               109,085
                                                                                            -----------------

SWEDEN - 5.9%
------------
Securitas AB, Series EMTN, 6.125% due 1/12/06                      EUR          250,000               235,733
                                                                                            -----------------

UNITED KINGDOM - 1.2%
--------------------
Orange plc, 7.625% due 8/01/08                                     EUR           50,000                46,159
                                                                                            -----------------



UNITED STATES - 29.6%
------------------
Comcast Corp., 10.625% due 7/15/12*                                    100,000               131,220
Cummins Engine, 6.75% due 2/15/27*                                     200,000               191,546
GNMA, 7.000% due 6/15/09                                                32,563                34,332
GNMA, 7.000% due 4/15/28                                                92,757                96,873
GNMA, 7.500% due 6/15/27                                                68,182                71,710
GNMA, 8.000% due 8/15/07                                                 4,539                 4,806
GNMA, 8.500% due 5/15/18                                                 4,410                 4,685
GNMA, 9.500% due 9/20/20                                                 1,592                 1,761
U.S. Treasury Bond, 6.125% due 11/15/27                                125,000               144,141
U.S. Treasury Inflation Index Note, 3.801% due 4/15/28                 137,180               147,211
U.S. Treasury Note, 5.00% due 2/15/11                                  200,000               211,094
U.S. Treasury Note, 5.625% due 5/15/08                                 125,000               136,982
                                                                                   -----------------
                                                                                           1,176,361
                                                                                   -----------------
Total Fixed Income (Cost $1,812,308)                                                       1,858,770
                                                                                   -----------------
TOTAL LONG TERM INVESTMENTS (COST $3,934,060)                                              3,949,005
                                                                                   -----------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

                                                                        FACE
OCTOBER 31, 2001 (CONTINUED)                                         AMOUNT (A)         VALUE (1)

-----------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.4%
--------------------------
Investors Bank & Trust Company Repurchase Agreement, 1.650%
due 11/01/01 in the amount of $17,555; issued 10/31/01
(collateralized by $18,406 par of FHLMC #1684SA, 3.763% due
03/15/24 with a market value of $18,632) (Cost $17,554)              $   17,554     $          17,554
                                                                                    -----------------

TOTAL INVESTMENTS - 99.8% (COST $3,951,614)                                         $       3,966,559
                                                                                    -----------------

OTHER ASSETS, NET OF LIABILITIES - 0.2%
--------------------------------
Receivable from Investment Advisor                                                  $             763
Dividends receivable                                                                            1,146
Interest receivable                                                                            35,286
Tax reclaim receivable                                                                          3,516
Other assets                                                                                       26
Payable for securities purchased                                                              (19,462)
Other liabilities                                                                             (12,500)
                                                                                    -----------------
                                                                                    -----------------
                                                                                                8,775
                                                                                    -----------------
                                                                                    -----------------
NET ASSETS - 100%
---------------
Applicable to 372,740 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                     $       3,975,334
                                                                                    =================
Net Asset Value, Offering and Redemption Price Per Share                            $           10.67
                                                                                    =================

COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 2001 WERE AS
FOLLOWS:
-------------------------------------------------------
Paid-in capital                                                                     $       3,856,211
Accumulated undistributed net investment income                                                18,418
Accumulated undistributed net realized gain on investments
  and foreign currency-related transactions                                                    86,790
Net unrealized appreciation on investments and on assets and liabilities
  denominated in foreign currencies (Note 4)                                                   13,915
                                                                                    -----------------
                                                                                    -----------------
                                                                                    $       3,975,334
                                                                                    -----------------
                                                                                    =================

Summary of Abbreviations

144A                       Security exempt from registration under Rule 144A of the
                           Securities Act of 1933. These securities may be sold in
                           transactions exempt from registration, normally to qualified buyers.
ADR                        American Depositary Receipt
EMTN                       Euro Medium Term Note
EUR                        European Monetary Unit (Euro)
FHLMC                      Federal Home Loan Mortgage Corporation
GBP                        British Pound
GNMA                       Government National Mortgage Association
NZD                        New Zealand Dollar
(1)                        See Note 2 to Financial Statements
(2)                        Convertible debt security
(a)                        Face amount shown in U.S. dollars unless otherwise indicated
*                          Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO -- OVERVIEW
OCTOBER 31, 2001
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN HARDING, LOEVNER FUNDS, INC. -
EMERGING MARKETS PORTFOLIO AND THE LIPPER EMERGING MARKETS FUNDS INDEX
AND THE MSCI EMERGING MARKETS FREE INDEX

              EMERGING       MSCI EMERGING    LIPPER EMERGING
          Markets Portfolio   Markets Free  Markets Funds Index
11/9/98             $10,000        $10,000              $10,000
11/30/98            $10,280        $10,127              $10,202
12/31/98            $10,160        $10,000              $10,054
1/31/99              $9,740         $9,797               $9,892
2/28/99              $9,500         $9,713               $9,988
3/31/99             $10,490        $10,794              $11,305
4/30/99             $11,870        $12,293              $12,703
5/31/99             $11,780        $12,146              $12,629
6/30/99             $13,350        $13,510              $14,063
7/31/99             $13,180        $13,172              $13,681
8/31/99             $13,400        $13,027              $13,805
9/30/99             $13,310        $12,564              $13,338
10/31/99            $13,680        $12,942              $13,622
11/30/99            $15,090        $14,370              $14,845
12/31/99            $17,954        $16,895              $16,733
1/31/00             $17,634        $16,699              $16,833
2/29/00             $18,644        $17,197              $17,055
3/31/00             $19,098        $17,248              $17,139
4/30/00             $17,439        $15,372              $15,514
5/31/00             $16,923        $14,554              $14,873
6/30/00             $18,541        $15,276              $15,397
7/31/00             $17,552        $14,653              $14,606
8/31/00             $17,789        $14,803              $14,677
9/30/00             $16,532        $13,388              $13,396
10/31/00            $15,346        $12,388              $12,425
11/30/00            $14,553        $11,339              $11,268
12/31/00            $14,966        $11,612              $11,675
1/31/01             $16,530        $13,211              $13,028
2/28/01             $15,826        $12,177              $12,018
3/31/01             $14,932        $10,981              $10,872
4/30/01             $15,636        $11,523              $11,427
5/31/01             $15,748        $11,660              $11,742
6/30/01             $15,469        $11,421              $11,536
7/31/01             $14,731        $10,700              $10,821
8/31/01             $14,306        $10,594              $10,680
9/30/01             $12,440         $8,954               $9,156
10/31/01            $13,278         $9,510               $9,637

Past performance is not indicative of future performance

--------------------------------------------------------------------------------------------------------------------
                                                          RETURNS FOR THE PERIODS ENDED OCTOBER 31, 2001
                                               ---------------------------------------------------------------------
                                                            CUMULATIVE
                                                           TOTAL RETURN                      AVERAGE ANNUAL TOTAL
                                               ------------------------------------                 RETURN
                                                                      SINCE               --------------------------
                                               TWELVE MONTHS        INCEPTION*            SINCE INCEPTION*
--------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO                         (13.48%)              32.78%                      9.98%
MSCI Emerging Markets Free Index
  (gross dividends reinvested)                     (23.46%)              (4.90%)                    (1.67%)
Lipper Emerging Markets Funds Index                (22.21%)              (3.63%)                    (1.23%)

                    *   The Emerging Markets Portfolio commenced operations on
                        November 9, 1998.

HARDING LOEVNER FUNDS, INC
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO -- OVERVIEW
OCTOBER 31, 2001
--------------------------------------------------------------------------------

The Portfolio's fiscal year through October began in the throes of a worldwide crash in technology, media, and telecommunications ('TMT') stocks, carried through a spring bounce and a summer of uncertainty and tragedy, and ended on a decidedly upbeat note. For the fiscal year, the Portfolio's benchmark, the MSCI Emerging Markets Free Index, ended down 23.46%, with most of the damage coming in the three months ending in September. While the Portfolio was unable to escape the bear market climate entirely, its relative performance continued to be noteworthy, as it outperformed its benchmark by 10%, declining 13.48% in the fiscal year.

We can report that our investment philosophy and discipline defended the Portfolio from many of the downdrafts that afflicted the emerging (and developed) markets during the fiscal year. These downdrafts indeed shook the developed world even more than they did the generally more risky emerging one: the developed market EAFE index lost 24.68% of its value over the relevant time frame. As bottom up stock pickers, we see the world through the eyes of the companies we invest in, and it is this viewpoint--rather than the inherently unreliable forecasting of market movements--which enabled us to seize opportunity and avoid many pitfalls in this year of tumult and even tragedy.

In the emerging markets (as elsewhere), we seek to own sensibly-priced shares of companies with achievable growth strategies based on sustainable competitive advantages, the financial wherewithal to exploit their opportunities, and proven managements that are dedicated to creating value for shareholders. The volatility of the markets throughout the year gave us ample opportunity to improve the Portfolio, to diversify it, and to take advantage of analyst insights at attractive prices.

We started the fiscal year with a substantial allocation to telecom stocks, which was pared in half throughout the year, as our analyst work revealed business models under threat or managements unable to cope effectively with changing market dynamics. The reductions were used to fund new investments in the defensive Energy (South Africa's SASOL, China's CNOOC) sector, and the cyclical Materials (Brazil's iron ore producer CVRD, pulp processor ARACRUZ) and Industrials (intermodal carrier TRANSPORTACION MARITIMA MEXICANA) sectors in particular, where prices were well below the levels at which we estimate intrinsic values. Our technology exposure, now our second largest, became focused on Taiwanese hardware and personal computer makers (TSMC, ADVANTECH, ASUSTEK, QUANTA, SYNNEX). Country exposures shifted, again driven by stock specific factors, from emerging markets holdings with primary listings in the developed markets of the US, UK and Hong Kong to the domiciles of the above companies: South Africa, Mexico and Taiwan.

Absolute performance was strongest amongst the stocks in the Energy, Materials, Financials and Health Care sectors, while declines were most notable in the shares of companies in the Utilities and Information Technology sectors. Geographically, our strongest absolute performers came from South Africa, Thailand, and India. Relative performance versus the benchmark was driven by a broad based outperformance by our holdings in 7 of the 9 global industry classification standard ('GICS') sectors, led by strong stock selection in the Materials (DE BEERS, POSCO), Financials (India's HOUSING DEVELOPMENT FINANCE), and Industrials (SAMSUNG) sectors. Geographically, relative performance was again strongest in those countries where the above stocks are domiciled, namely South Africa, South Korea, and India, but complete absence from the Turkish market was also a contributor to relative returns.

The Portfolio is now composed of companies that embody one or more powerful trends we see in the emerging markets, including technology leadership, lowest cost producers, nimble manufacturing capabilities, global leadership, and defensible business franchises. These qualities of our Portfolio companies, together with our continued insistence on financial and management strength, not only make the Portfolio unique among its peers, but also make us confident in their continued success.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2001                                                      SHARES          VALUE (1)

-----------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 99.2%
---------------------------

COMMON STOCKS - 97.4%
---------------------

BRAZIL - 9.3%
-----------
Aracruz Celulose SA (Forest Products & Paper)                           5,233    $             91,577
Companhia De Bebidas - ADR (Beverages, Food & Tobacco)                  2,817                  45,748
Companhia Vale do Rio Doce - ADR (Metals & Mining)                      2,200                  46,024
Compania Brasileira de Distribuicao Grupo Pao de Acurcar
(National & Regional Food Chains)                                       2,800                  42,504
Petroleo Brasileiro SA - ADR (Holding Companies)                        1,500                  28,800
                                                                                 --------------------
                                                                                              254,653
                                                                                 --------------------
CHILE - 3.0%
----------
Linea Aerea Nacional Chile SA (Airlines)                                6,500                  38,025
Vina Concha Y Toro SA - ADR (Brewers)                                   1,100                  42,405
                                                                                 --------------------
                                                                                               80,430
                                                                                 --------------------
HONG KONG - 5.5%
---------------
CNOOC Ltd. (Oil & Gas)                                                 50,000                  49,038
Denway Motors Ltd. (Automobiles)                                      222,200                  74,067
Yanzhou Coal Mining Co., Ltd. (Metals & Mining)                        90,000                  27,981
                                                                                 --------------------
                                                                                              151,086
                                                                                 --------------------
HUNGARY - 1.4%
-------------
OTP Bank (Savings & Loans)                                                700                  36,845
                                                                                 --------------------

INDIA - 8.8%
----------
Bharat Petroleum Corp., Ltd. (Oil Refiners & Distributors)+            16,200                  59,396
Hero Honda Motors Ltd. (Diversified Automotive
Manufacturers)*+                                                       15,448                  71,494
Housing Development Finance Corp., Ltd. (Other Financial
Services)*+                                                             7,500                 109,116
                                                                                 --------------------
                                                                                              240,006
                                                                                 --------------------
INDONESIA - 1.1%
--------------
Gulf Indonesia Resources Ltd. (Oil & Gas)*                              3,500                  29,400
                                                                                 --------------------

ISRAEL - 2.9%
-----------
Teva Pharmaceutical Industries Ltd. - ADR (Ethical Drug
Manufacturers)                                                          1,300                  80,340
                                                                                 --------------------

LUXEMBOURG - 1.1%
-----------------
Quilmes Industrial SA, Class B (Beverages, Food & Tobacco)              5,800                  29,000
                                                                                 --------------------

MALAYSIA - 2.6%
-------------
Sime Darby Berhad (Commercial Services & Supplies)                     62,000                  71,137
                                                                                 --------------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2001 (CONTINUED)                                          SHARES          VALUE (1)

-----------------------------------------------------------------------------------------------------

MEXICO - 15.0%
-------------
Cemex SA - ADR (Building Materials)                                     2,617    $             60,191
Grupo Televisa SA - ADR (Radio & TV Broadcasters)*                      2,100                  63,945
Panamerican Beverages Inc., Class A (Soft Drink Producers &
Bottlers)                                                               4,250                  67,320
Telefonos de Mexico SA, Series L - ADR (Telecommunications)             2,200                  74,932
Transportacion Maritima Mexicana SA de CV, Series L - SP ADR
(Transportation Infrastructure)*                                        6,200                  49,352
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)*                    4,000                  94,682
                                                                                 --------------------
                                                                                              410,422
                                                                                 --------------------
POLAND - 2.0%
------------
Agora SA (Newspaper Publishers)*                                        2,400                  32,436
Bank Zachodni WBK SA (Banks)*                                           2,209                  22,890
                                                                                 --------------------
                                                                                               55,326
                                                                                 --------------------
SOUTH AFRICA - 9.2%
-----------------
Sappi Ltd. - ADR (Pharmaceuticals)*                                     6,000                  57,240
Sasol Ltd. (Oil & Gas)                                                  8,000                  69,839
South Africa Breweries plc (Brewers)                                   11,600                  72,351
Standard Bank Investment Corp., Ltd. (Banks)                           16,000                  52,613
                                                                                 --------------------
                                                                                              252,043
                                                                                 --------------------
SOUTH KOREA - 14.0%
-----------------
Hite Brewery Co., Ltd. (Brewers)                                        1,300                  47,181
Pohang Iron and Steel Co., Ltd. (Steel Producers -
Integrated)                                                               810                  55,668
S1 Corporation (Securities Brokerage)                                   3,400                  42,795
Samsung Electronics - GDR - 144A (Diversified Electronics)              2,700                  77,355
Shinsegae Co., Ltd. (Retailers)                                           950                  67,417
SK Telecom Co. (Telecommunications)                                       180                  34,124
SK Telecom Co., Ltd. - ADR (Telecommunications)                         2,800                  59,024
                                                                                 --------------------
                                                                                              383,564
                                                                                 --------------------
TAIWAN - 13.0%
-------------
Advantech Co., Ltd. (Computers & Information)                          25,350                  48,093
Asustek Computer Inc. - GDR (Electronic Data Processing
Equipment)                                                             14,000                  47,849
Hon Hai Precision Industry (Parts & Components)                        12,552                  46,536
President Chain Store Corp. (National & Regional Food
Chains)                                                                22,699                  42,407
Quanta Computer Inc. (Computers & Peripherals)                         26,250                  56,264
Synnex Technology International Corp. - GDR (Systems &
Subsystems)                                                             8,724                  30,929
Taiwan Semiconductor (Parts & Components)*                             46,649                  82,421
                                                                                 --------------------
                                                                                              354,499
                                                                                 --------------------
THAILAND - 3.6%
-------------
Advanced Information Service plc (Telecommunications)                  37,000                  34,344
Bangkok Bank Co. Ltd. - Foreign (Banks)*                               30,000                  28,349
Siam City Cement Public Co., Ltd. (Cement Producers)                   11,800                  35,894
                                                                                 --------------------
                                                                                               98,587
                                                                                 --------------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2001 (CONTINUED)                                          SHARES          VALUE (1)

-----------------------------------------------------------------------------------------------------

UNITED KINGDOM - 3.3%
--------------------
Amdocs Ltd. (Software)*                                                 1,000    $             26,110
Anglo American plc - ADR (Metals & Mining)                              4,904                  63,360
                                                                                 --------------------
                                                                                               89,470
                                                                                 --------------------
VIETNAM - 1.6%
-------------
Vietnam Enterprise Investments Ltd. (Mutual Funds)*                    45,000                  44,550
                                                                                 --------------------

Total Common Stocks (Cost $2,734,936)                                                       2,661,358
                                                                                 --------------------

PREFERRED STOCK - 1.8%
-------------------

BRAZIL - 1.8%
-----------
Banco Itau SA (Cost $42,867)                                          755,000                  48,162
                                                                                 --------------------

TOTAL LONG TERM INVESTMENTS (COST $2,777,803)                                               2,709,520
                                                                                 --------------------

                                                                       FACE
REPURCHASE AGREEMENT - 1.1%                                           AMOUNT
---------------------------                                          --------
Investors Bank & Trust Company Repurchase Agreement, 1.650%
due 11/01/01 in the amount of $29,806; issued 10/31/01
(collateralized by $30,379 par of GNMA ARM #G28301, 7.625%
due 10/20/23 with a market value of $31,477) (Cost $29,804)          $ 29,804                  29,804
                                                                                 --------------------

TOTAL INVESTMENTS - 100.3% (COST $2,807,607)                                     $          2,739,324
                                                                                 --------------------

LIABILITIES, NET OF OTHER ASSETS - (0.3)%
---------------------------------
Receivable for securities sold                                                   $             48,763
Receivable from Investment Advisor                                                              5,462
Dividends receivable                                                                            1,943
Tax reclaim receivable                                                                            481
Other assets                                                                                   47,376
Payable for securities purchased                                                              (97,625)
Other liabilities                                                                             (14,302)
                                                                                 --------------------
                                                                                 --------------------
                                                                                               (7,902)
                                                                                 --------------------
                                                                                 --------------------

NET ASSETS - 100%
---------------
Applicable to 229,933 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                  $          2,731,422
                                                                                 ====================
Net Asset Value, Offering and Redemption Price Per Share                         $              11.88
                                                                                 ====================

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2001 (CONTINUED)

--------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 2001 WERE AS
FOLLOWS:
------------------------------------------------------------
Paid-in capital                                                 $            2,975,581
Accumulated distributions in excess of net investment income                    (6,350)
Accumulated distributions in excess of net realized gain on
  investments and foreign currency-related transactions                       (169,228)
Net unrealized depreciation on investments and on assets and
  liabilities denominated in foreign currencies (Note 4)                       (68,581)
                                                                ----------------------
                                                                $            2,731,422
                                                                ======================

Summary of Abbreviations

144A                       Security exempt from registration under Rule 144A of the
                           Securities Act of 1933. These securities may be sold in
                           transactions exempt from registration, normally to qualified buyers.
ADR                        American Depositary Receipt
ARM                        Adjustable Rate Mortgage
GDR                        Global Depositary Receipt
GNMA                       Government National Mortgage Association
(1)                        See Note 2 to Financial Statements
+                          Indian-equity-linked notes
*                          Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                INTERNATIONAL    GLOBAL     MULTI-ASSET  EMERGING
                                   EQUITY        EQUITY       GLOBAL      MARKETS
                                  PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
                                -------------  -----------  -----------  ---------
INVESTMENT INCOME
Interest                        $    557,752   $    16,690   $ 164,775   $   2,548
Dividends (Net of foreign
  withholding taxes of
  $688,651, $19,068, $3,574
  and $4,231, respectively)        4,965,997       316,099      54,451      50,058
                                ------------   -----------   ---------   ---------
  Total investment income          5,523,749       332,789     219,226      52,606
                                ------------   -----------   ---------   ---------

EXPENSES
Investment advisory fees (Note
  3)                               2,545,223       222,690      61,097      35,944
Administration fees (Note 3)         449,419        37,118      13,904       9,598
Custodian fees                       321,634        22,604      16,424      18,029
Directors' fees and expenses
  (Note 3)                            57,018         3,931       1,105         544
Professional fees                     71,017         8,877       4,926       4,628
Shareholder record keeping
  fees                                48,719         6,842       1,777       5,974
Printing and postage fees             27,588         3,490       1,663         785
State registration filing fees        35,101         8,459       6,195       6,743
Insurance expense                     10,075           726         182          75
Other fees and expenses               14,523        12,738       3,146       1,018
                                ------------   -----------   ---------   ---------
  Total Expenses                   3,580,317       327,475     110,419      83,338

Waiver of investment advisory
  fee (Note 3)                      (186,610)      (49,104)    (34,046)    (33,016)
                                ------------   -----------   ---------   ---------
  Net expenses                     3,393,707       278,371      76,373      50,322
                                ------------   -----------   ---------   ---------

Net investment income              2,130,042        54,418     142,853       2,284
                                ------------   -----------   ---------   ---------

REALIZED AND UNREALIZED GAIN
(LOSS) (NOTE 4)

Net realized gain (loss) --
  Investment transactions (net
    of foreign tax expenses of
    $162,116, $4,952, $1,176,
    and $4,253, respectively)    (19,522,955)      137,952      16,698    (173,466)
  Foreign currency
    transactions                    (537,125)      (22,302)    (10,454)     (3,049)
                                ------------   -----------   ---------   ---------
  Net realized gain (loss)       (20,060,080)      115,650       6,244    (176,515)
                                ------------   -----------   ---------   ---------
Change in unrealized
  appreciation (depreciation)
  --
  Investments                    (79,439,752)   (5,749,704)   (678,384)   (262,181)
  Translation of assets and
    liabilities denominated in
    foreign currency                 (58,016)        2,129         861        (334)
                                ------------   -----------   ---------   ---------
  Net change in unrealized
    depreciation                 (79,497,768)   (5,747,575)   (677,523)   (262,515)
                                ------------   -----------   ---------   ---------
  Net realized and unrealized
    loss                         (99,557,848)   (5,631,925)   (671,279)   (439,030)
                                ------------   -----------   ---------   ---------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS       $(97,427,806)  $(5,577,507)  $(528,426)  $(436,746)
                                ============   ===========   =========   =========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                INTERNATIONAL EQUITY PORTFOLIO  GLOBAL EQUITY PORTFOLIO
                                ------------------------------  ------------------------
                                  YEAR ENDED      YEAR ENDED    YEAR ENDED   YEAR ENDED
                                 OCTOBER 31,     OCTOBER 31,    OCTOBER 31,  OCTOBER 31,
                                     2001            2000          2001         2000
                                --------------  --------------  -----------  -----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income          $  2,130,042    $  1,614,872   $   54,418   $    25,725
  Net realized gain (loss) on
    investments and foreign
    currency transactions         (20,060,080)     27,758,433      115,650     2,822,194
  Net change in unrealized
    appreciation
    (depreciation) on
    investments and
    translation of assets and
    liabilities denominated in
    foreign currency              (79,497,768)    (24,035,309)  (5,747,575)    1,290,344
                                 ------------    ------------   -----------  -----------
    Net increase (decrease) in
      net assets resulting
      from operations             (97,427,806)      5,337,996   (5,577,507)    4,138,263
                                 ------------    ------------   -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS
FROM:
  Net investment income                     -      (2,725,773)           -       (40,153)
  In excess of net investment
    income                                  -      (1,963,260)           -      (129,713)
  Net realized gain from
    investments and foreign
    currency-related
    transactions                  (27,848,897)    (10,285,092)  (2,627,745)   (2,053,997)
                                 ------------    ------------   -----------  -----------
    Total distributions to
      shareholders                (27,848,897)    (14,974,125)  (2,627,745)   (2,223,863)
                                 ------------    ------------   -----------  -----------
TRANSACTIONS IN SHARES OF
COMMON STOCK
  Proceeds from sale of shares     84,420,071      76,086,955      400,126       281,810
  Net Asset Value of shares
    issued to shareholders in
    payment of distributions
    declared                       27,410,996      13,829,682    2,513,198     2,099,666
  Cost of shares redeemed         (51,880,085)    (59,707,341)  (1,273,328)     (293,594)
                                 ------------    ------------   -----------  -----------
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS     59,950,982      30,209,296    1,639,996     2,087,882
                                 ------------    ------------   -----------  -----------
NET INCREASE (DECREASE) IN NET
  ASSETS                          (65,325,721)     20,573,167   (6,565,256)    4,002,282

NET ASSETS
At beginning of year              349,046,378     328,473,211   25,089,353    21,087,071
                                 ------------    ------------   -----------  -----------
At end of year                   $283,720,657    $349,046,378   $18,524,097  $25,089,353
                                 ============    ============   ===========  ===========

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXESS OF)
NET INVESTMENT INCOME INCLUDED
  IN NET ASSETS                  $    361,245    $ (1,068,127)  $    5,248   $         -
                                 ============    ============   ===========  ===========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   MULTI-ASSET GLOBAL
                                       PORTFOLIO          EMERGING MARKETS PORTFOLIO
                                ------------------------  --------------------------
                                YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                   2001         2000          2001          2000
                                -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income (loss)  $  142,853   $  174,588    $    2,284    $   (9,888)
  Net realized gain (loss) on
    investments and foreign
    currency transactions            6,244      354,097      (176,515)      201,382
  Net change in unrealized
    appreciation
    (depreciation) on
    investments and
    translation of assets and
    liabilities denominated in
    foreign currency              (677,523)      64,015      (262,515)     (154,375)
                                -----------  ----------    ----------    ----------
    Net increase (decrease) in
      net assets resulting
      from operations             (528,426)     592,700      (436,746)       37,119
                                -----------  ----------    ----------    ----------

DISTRIBUTIONS TO SHAREHOLDERS
FROM:
  Net investment income           (155,554)    (194,827)            -             -
  In excess of net investment
    income                               -            -             -        (2,900)
  Net realized gain from
    investments and foreign
    currency-related
    transactions                  (330,440)    (274,145)     (195,943)      (59,290)
                                -----------  ----------    ----------    ----------
    Total distributions to
      shareholders                (485,994)    (468,972)     (195,943)      (62,190)
                                -----------  ----------    ----------    ----------
TRANSACTIONS IN SHARES OF
COMMON STOCK
  Proceeds from sale of shares   1,532,321      318,535       643,440     1,003,591
  Net Asset Value of shares
    issued to shareholders in
    payment of distributions
    declared                       458,794      456,522       195,695        62,190
  Cost of shares redeemed       (4,227,327)    (272,123)      (49,653)            -
                                -----------  ----------    ----------    ----------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM FUND SHARE
  TRANSACTIONS                  (2,236,212)     502,934       789,482     1,065,781
                                -----------  ----------    ----------    ----------

NET INCREASE (DECREASE) IN NET
  ASSETS                        (3,250,632)     626,662       156,793     1,040,710

NET ASSETS
At beginning of year             7,225,966    6,599,304     2,574,629     1,533,919
                                -----------  ----------    ----------    ----------

At end of year                  $3,975,334   $7,225,966    $2,731,422    $2,574,629
                                ===========  ==========    ==========    ==========

ACCUMULATED UNDISTRIBUTED
  (DISTRIBUTIONS IN EXESS OF)
  NET INVESTMENT INCOME
  INCLUDED IN NET ASSETS        $   18,418   $  112,059    $   (6,350)   $   (1,400)
                                ===========  ==========    ==========    ==========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                             INTERNATIONAL EQUITY PORTFOLIO
                           -------------------------------------------------------------------
                                    FOR                    FOR                    FOR
                                 THE YEAR               THE YEAR               THE YEAR
                                   ENDED                  ENDED                  ENDED
                               OCT. 31, 2001          OCT. 31, 2000          OCT. 31, 1999
                           ---------------------  ---------------------  ---------------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF YEAR                $15.22                    $15.50                 $11.62
                           --------------         -----------------      -----------------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income            0.09                      0.09                   0.10
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions                  (3.61)                     0.36                   3.97
                           --------------         -----------------      -----------------
Net increase (decrease)
  from investment
  operations                        (3.52)                     0.45                   4.07
                           --------------         -----------------      -----------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
    Net investment income               -                     (0.13)                 (0.18)
    Excess of net
      investment income                 -                     (0.10)                     -
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                  (1.15)                    (0.50)                 (0.01)
    Excess of net
      realized gain on
      investments and
      foreign
      currency-related
      transactions                      -                         -                      -
                           --------------         -----------------      -----------------
Total distributions                 (1.15)                    (0.73)                 (0.19)
                           --------------         -----------------      -----------------
NET ASSET VALUE, END OF
  YEAR                             $10.55                    $15.22                 $15.50
                           ==============         =================      =================

TOTAL RETURN                     (24.99)%                     2.18%                 35.46%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      year (000's)               $283,721                  $349,046               $328,473

    Ratio of net
      operating expenses
      to average net
      assets                        1.00%                     0.99%                  1.00%

    Ratio of net
      investment income,
      to average net
      assets                        0.63%                     0.45%                  0.75%

    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses                0.05%                         -(c)               0.04%

    Portfolio turnover
      rate                            46%                       49%                    35%

                                  INTERNATIONAL EQUITY PORTFOLIO
                           --------------------------------------------
                                    FOR                    FOR
                                 THE YEAR               THE YEAR
                                   ENDED                  ENDED
                               OCT. 31, 1998          OCT. 31, 1997
                           ---------------------  ---------------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF YEAR                   $11.79                 $11.61
                           -----------------      -----------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income               0.14                   0.13
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions                     (0.13)                  0.05(a)
                           -----------------      -----------------
Net increase (decrease)
  from investment
  operations                            0.01                   0.18
                           -----------------      -----------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
    Net investment income              (0.11)                 (0.00) (b)
    Excess of net
      investment income                    -                      -
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                     (0.03)                     -
    Excess of net
      realized gain on
      investments and
      foreign
      currency-related
      transactions                     (0.04)                     -
                           -----------------      -----------------
Total distributions                    (0.18)                 (0.00)
                           -----------------      -----------------
NET ASSET VALUE, END OF
  YEAR                                $11.62                 $11.79
                           =================      =================
TOTAL RETURN                           0.06%                  1.57%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      year (000's)                  $326,056               $387,304
    Ratio of net
      operating expenses
      to average net
      assets                           1.00%                  1.00%
    Ratio of net
      investment income,
      to average net
      assets                           1.14%                  1.07%
    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses                   0.04%                  0.06%
    Portfolio turnover
      rate                               33%                    31%

(a) Includes the effect of net realized gains prior to a significant increase in shares outstanding.
(b)  Rounds to less than $0.01.
(c)  Rounds to less than 0.01%.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                            GLOBAL EQUITY PORTFOLIO
                           ------------------------------------------------------------------------------------------
                                    FOR                    FOR                    FOR                    FOR
                                 THE YEAR               THE YEAR               THE YEAR               THE YEAR
                                   ENDED                  ENDED                  ENDED                  ENDED
                               OCT. 31, 2001          OCT. 31, 2000          OCT. 31, 1999          OCT. 31, 1998
                           ---------------------  ---------------------  ---------------------  ---------------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF YEAR                $21.81                    $20.00                 $16.16                 $18.70
                           --------------         -----------------      -----------------      -----------------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income            0.04                      0.03                   0.05                   0.20
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions                  (4.49)                     3.89                   3.79                  (0.55)
                           --------------         -----------------      -----------------      -----------------
Net increase (decrease)
  from investment
  operations                        (4.45)                     3.92                   3.84                  (0.35)
                           --------------         -----------------      -----------------      -----------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
    Net investment income               -                     (0.03)                     -                  (0.25)
    Excess of net
      investment income                 -                     (0.13)                     -                      -
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                  (2.28)                    (1.95)                     -                  (1.94)
                           --------------         -----------------      -----------------      -----------------
Total distributions                 (2.28)                    (2.11)                     -                  (2.19)
                           --------------         -----------------      -----------------      -----------------
NET ASSET VALUE, END OF
  YEAR                             $15.08                    $21.81                 $20.00                 $16.16
                           ==============         =================      =================      =================

TOTAL RETURN                     (22.77)%                    19.66%                 23.76%                (2.46)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      year (000's)                $18,524                   $25,089                $21,087                $30,763

    Ratio of net
      operating expenses
      to average net
      assets                        1.25%                     1.25%                  1.25%                  1.25%

    Ratio of net
      investment income,
      to average net
      assets                        0.24%                     0.10%                  0.65%                  0.86%

    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses                0.22%                     0.23%                  0.32%                  0.11%

    Portfolio turnover
      rate                            50%                       57%                    44%                    67%

                            GLOBAL EQUITY PORTFOLIO
                           --------------------------
                                      FOR
                                   THE PERIOD
                                     ENDED
                                 OCT. 31, 1997*
                           --------------------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF YEAR                       $17.58(a)
                           ---------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income                   0.19
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions                          0.94
                           ---------------------
Net increase (decrease)
  from investment
  operations                                1.13
                           ---------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
    Net investment income                  (0.01)
    Excess of net
      investment income                        -
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                             -
                           ---------------------
Total distributions                        (0.01)
                           ---------------------
NET ASSET VALUE, END OF
  YEAR                                    $18.70
                           =====================
TOTAL RETURN                               6.45%(b)
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      year (000's)                       $64,882
    Ratio of net
      operating expenses
      to average net
      assets                               1.25%(c)
    Ratio of net
      investment income,
      to average net
      assets                               1.05%(c)
    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses                       0.12%(c)
    Portfolio turnover
      rate                                   39%(b)

  * Commencement of Operations was December 1, 1996 following a tax free merger with GELP which was formed on September 27, 1991.
(a) The beginning net asset value of the portfolio was equal to the total Net Asset Value, as converted, of the outstanding Partnership Units of Harding, Loevner Management L.P.'s - Global Equity Limited Partnership ("GELP") as of November 30, 1996.
(b)  Not annualized.
(c)  Annualized.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                  MULTI-ASSET GLOBAL PORTFOLIO
                           --------------------------------------------------------------------------
                           FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                               ENDED          ENDED          ENDED          ENDED          ENDED
                           OCT. 31, 2001  OCT. 31, 2000  OCT. 31, 1999  OCT. 31, 1998  OCT. 31, 1997*
                           -------------  -------------  -------------  -------------  --------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF YEAR           $12.53         $12.28           $11.41       $11.26            $10.00
                           ---------      ---------      -----------    ---------      ------------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income       0.35           0.35             0.28         0.52              0.25
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions             (1.34)          0.77             1.04         0.09              1.04
                           ---------      ---------      -----------    ---------      ------------
Net increase (decrease)
  from investment
  operations                   (0.99)          1.12             1.32         0.61              1.29
                           ---------      ---------      -----------    ---------      ------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
    Net investment income      (0.28)         (0.36)           (0.30)       (0.26)            (0.03)
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions             (0.59)         (0.51)           (0.15)       (0.20)                -
                           ---------      ---------      -----------    ---------      ------------
Total distributions            (0.87)         (0.87)           (0.45)       (0.46)            (0.03)
                           ---------      ---------      -----------    ---------      ------------
NET ASSET VALUE, END OF
  YEAR                        $10.67         $12.53           $12.28       $11.41            $11.26
                           =========      =========      ===========    =========      ============

TOTAL RETURN                 (8.64)%          9.05%           11.84%        5.53%            12.92%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      year (000's)            $3,975         $7,226           $6,599       $6,327            $5,175(b)

    Ratio of net
      operating expenses
      to average net
      assets                   1.25%          1.25%            1.25%        1.25%             1.25%(b)

    Ratio of net
      investment income,
      to average net
      assets                   2.34%          2.39%            2.32%        2.58%             2.50%(b)

    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses           0.56%          0.60%            0.91%        0.71%             0.92%(b)

    Portfolio turnover
      rate                       61%            41%              31%          29%               36%(a)

  *  Commencement of Operations was November 1, 1996.
(a)  Not annualized.
(b)  Annualized.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                              EMERGING MARKETS PORTFOLIO
                                     --------------------------------------------
                                     FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                         ENDED          ENDED          ENDED
                                     OCT. 31, 2001  OCT. 31, 2000  OCT. 31, 1999*
                                     -------------  -------------  --------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR        $14.89         $13.68          $10.00
                                     -----------    -----------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
    Net investment income (loss)            0.01          (0.05)           0.03
    Net realized and unrealized
      gain (loss) on investments
      and foreign currency-related
      transactions                         (1.89)          1.79            3.65
                                     -----------    -----------    ------------
Net increase (decrease) from
  investment operations                    (1.88)          1.74            3.68
                                     -----------    -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Excess of net investment income            -          (0.02)              -
    Net realized gain from
      investments and foreign
      currency-related transactions        (1.13)         (0.51)              -
                                     -----------    -----------    ------------
Total distributions                        (1.13)         (0.53)              -
                                     -----------    -----------    ------------
NET ASSET VALUE, END OF YEAR              $11.88         $14.89          $13.68
                                     ===========    ===========    ============

TOTAL RETURN                            (13.48)%         12.18%          36.80%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of year (000's)       $2,731         $2,575          $1,534

    Ratio of net operating expenses
      to average net assets                1.75%          1.75%           1.75%(b)

    Ratio of net investment income
      (loss), to average net assets        0.08%        (0.39)%           0.24%(b)

    Decrease reflected in above
      expense ratios due to waiver
      of investment advisory and
      administration fees, and
      reimbursement of other
      expenses                             1.15%          1.08%           4.14%(b)

    Portfolio turnover rate                  38%            28%             53%(a)

  *  Commencement of Operations was November 9, 1998.
(a)  Not annualized.
(b)  Annualized.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001
--------------------------------------------------------------------------------

1. ORGANIZATION

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has four Portfolios (individually, "Portfolio"), all of which were active as of October 31, 2001: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity"); Multi-Asset Global Portfolio ('Multi-Asset Global') (collectively, the "Initial Portfolios"); and Emerging Markets Portfolio ("Emerging Markets"). The investment objective of each portfolio is as follows: International Equity--to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity--to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States; Multi-Asset Global--to seek long-term capital appreciation and a growing stream of current income through investments in equity and debt securities of companies based both in and outside the United States and debt securities of the United States and foreign governments and their agencies and instrumentalities; Emerging Markets Portfolio--to seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.

International Equity, previously the HLM International Equity Portfolio of the AMT Capital Fund, Inc. (the "AMT Capital Portfolio"), commenced investment operations on May 11, 1994. Effective as of the close of business on October 31, 1996, the AMT Capital Portfolio merged into International Equity pursuant to shareholder approval of the tax-free reorganization. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.'s-Global Equity L. P. ("GELP"), a limited partnership, in a tax-free reorganization. Multi-Asset Global commenced operations on November 1, 1996. Emerging Markets commenced operations on November 9, 1998. The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Adviser").

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are valued by the Board of Directors. As of October 31, 2001, there were no securities in the Fund which required valuation by the Board of Directors.

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Fund accretes discount or amortizes premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities. In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums on fixed income securities which the fund currently does not do. Upon adoption, the fund will be required to record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States. The effect of this adjustment will be to decrease accumulated net investment income with an offsetting increase to accumulated unrealized appreciation (depreciation) on securities. This adjustment will therefore, have no effect on the net assets of the fund.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME TAX

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

EXPENSES

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

During the year ended October 31, 2001, the Portfolios reclassified the following permanent book to tax differences [Increases (decreases)]:

------------------------------------------------------------------------------------------------------------------
                                             UNDISTRIBUTED                                     CAPITAL STOCK
                                              INVESTMENT                 ACCUMULATED NET       IN EXCESS OF PAR
              PORTFOLIO                       INCOME, NET                REALIZED GAIN            VALUE
------------------------------------------------------------------------------------------------------------------
International Equity                              $(700,670)                $700,670                  $ --
Global Equity                                       (49,170)                  49,170                    --
Multi-Asset Global                                  (80,940)                  80,940                    --
Emerging Markets                                     (7,234)                   7,273                   (39)

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001
--------------------------------------------------------------------------------

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The advisory fees are computed daily at an annual rate of 0.75%, 1.00%, 1.00% and 1.25% of the average daily net assets of International Equity, Global Equity, Multi-Asset Global and Emerging Markets, respectively.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission. Under this agreement, the Fund incurred $510,039 in administration fees for the year ended October 31, 2001.

The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.25%, 1.25%, and 1.75% respectively, of the average daily net assets of International Equity, Global Equity, Multi-Asset Global and Emerging Markets. For the year ended October 31, 2001, the Investment Advisor voluntarily waived $186,610, $49,104, $34,046 and $33,016 respectively, in investment advisory fees from International Equity, Global Equity, Multi-Asset Global and Emerging Markets.

Directors' fees of $62,598 were payable to directors who are not employees of the Investment Adviser at October 31, 2001.

Pursuant to a distribution agreement dated October 1, 2001, Quasar Distributors, LLC replaced First Fund Distributors, Inc. as the Fund's distributor. No fees are payable by the Fund under the distribution agreement.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 2001, were as follows for each Portfolio:

--------------------------------------------------------------------------
                                                      PROCEEDS FROM SALES
                            PURCHASE COST OF                 OF
                              INVESTMENT                 INVESTMENT
      PORTFOLIO               SECURITIES                 SECURITIES
--------------------------------------------------------------------------
International Equity           $192,658,398               $150,561,929
Global Equity                    10,980,775                 11,789,480
Multi-Asset Global                3,631,805                  6,085,843
Emerging Markets                  1,702,874                  1,061,564

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at October 31, 2001, for each of the Portfolios were as follows:

--------------------------------------------------------------------------------------------------------------------
                                          UNREALIZED           UNREALIZED
              PORTFOLIO                   APPRECIATION         DEPRECIATION            NET                  COST
--------------------------------------------------------------------------------------------------------------------
International Equity                      $24,657,548          $45,119,583         $(20,462,035)        $303,206,431
Global Equity                               1,633,279           2,554,050              (920,771)          19,622,608
Multi-Asset Global                            354,986             353,234                 1,752            3,964,807
Emerging Markets                              323,133             397,766               (74,633)           2,813,957

5. FOREIGN EXCHANGE CONTRACTS

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001
--------------------------------------------------------------------------------

5. FOREIGN EXCHANGE CONTRACTS (CONTINUED) appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios did not have open foreign currency transactions to buy or sell currency on the spot markets as of October 31, 2001.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for International Equity were as follows for the periods indicated:

-------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED                          YEAR ENDED
                                                              OCTOBER 31, 2001                    OCTOBER 31, 2000
                                                        -----------------------------       -----------------------------
                                                          SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                              6,498,405       $ 84,420,071        4,562,142       $ 76,086,955
Shares issued upon reinvestment of dividends             1,959,328         27,410,996          769,170         13,829,682
                                                        ----------       ------------       ----------       ------------
                                                         8,457,733        111,831,067        5,331,312         89,916,637
Shares redeemed                                         (4,500,922)       (51,880,085)      (3,591,332)       (59,707,341)
                                                        ----------       ------------       ----------       ------------
Net increase                                             3,956,811       $ 59,950,982        1,739,980       $ 30,209,296
                                                        ==========       ============       ==========       ============

Transactions in capital stock for Global Equity were as follows for the periods indicated:

-------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                      YEAR ENDED
                                                                    OCTOBER 31, 2001                OCTOBER 31, 2000
                                                               --------------------------       -------------------------
                                                               SHARES           AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     23,655        $   400,126        12,702        $  281,810
Shares issued upon reinvestment of dividends                   128,816          2,513,198        96,893         2,099,666
                                                               -------        -----------       -------        ----------
                                                               152,471          2,913,324       109,595         2,381,476
Shares redeemed                                                (74,258)        (1,273,328)      (13,192)         (293,594)
                                                               -------        -----------       -------        ----------
Net increase                                                    78,213        $ 1,639,996        96,403        $2,087,882
                                                               =======        ===========       =======        ==========

Transactions in capital stock for Multi-Asset Global were as follows for the periods indicated:

------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                      YEAR ENDED
                                                                    OCTOBER 31, 2001                OCTOBER 31, 2000
                                                               --------------------------       ------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     138,196       $ 1,532,321        24,999        $ 318,535
Shares issued upon reinvestment of dividends                     38,881           458,794        36,261          456,522
                                                               --------       -----------       -------        ---------
                                                                177,077         1,991,115        61,260          775,057
Shares redeemed                                                (381,221)       (4,227,327)      (21,625)        (272,123)
                                                               --------       -----------       -------        ---------
Net increase (decrease)                                        (204,144)      $(2,236,212)       39,635        $ 502,934
                                                               ========       ===========       =======        =========

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)
Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

-------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED                     YEAR ENDED
                                                                     OCTOBER 31, 2001               OCTOBER 31, 2000
                                                                  -----------------------       -------------------------
                                                                  SHARES          AMOUNT        SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        46,641        $643,440        57,205        $1,003,591
Shares issued upon reinvestment of dividends                       14,615         195,695         3,570            62,190
                                                                   ------        --------        ------        ----------
                                                                   61,256         839,135        60,775         1,065,781
Shares redeemed                                                    (4,215)        (49,653)           --                --
                                                                   ------        --------        ------        ----------
Net increase                                                       57,041        $789,482        60,775        $1,065,781
                                                                   ======        ========        ======        ==========

7. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Directors
Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of Harding, Loevner Funds, Inc. (comprising, the International Equity Portfolio, the Global Equity Portfolio, the Multi-Asset Global Portfolio and the Emerging Markets Portfolio) (the "Fund") as of October 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Harding, Loevner Funds, Inc., the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                       [ERNST & YOUNG SIGNATURE]

New York, New York
December 10, 2001

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
SUPPLEMENTAL TAX INFORMATION
(UNAUDITED)
--------------------------------------------------------------------------------

In order to meet certain requirements of the Internal Revenue Code we are advising you that $27,847,468, $2,308,156, $201,269 and $195,943 of the capital gains distributions paid by the International Equity, Global Equity and Multi-Asset Global and Emerging Markets Portfolios, respectively, during the fiscal year October 31, 2001 are subject to maximum tax rates of 20%.

The Global Equity Portfolio and Multi-Asset Global Portfolio has designated 41.58% and 18.10%, respectively, of distributions from net investment income as qualifying for the dividends received deduction for corporations.

At October 31, 2001 the International Equity and Emerging Markets Portfolios, for Federal income tax purposes, had capital loss carryovers of $19,383,557 and $169,228 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2009.

The International Equity Portfolio and the Global Equity Portfolio have elected to pass through the credit for taxes paid in foreign countries during its fiscal year ended October 31, 2001. In accordance with current tax laws, the Foreign Income and Foreign Tax per share (for a share outstanding on October 31, 2001) is as follows:

                              INTERNATIONAL EQUITY                                                 GLOBAL EQUITY
                          ----------------------------                                      ----------------------------
                                         GROSS FOREIGN                                                     GROSS FOREIGN
       COUNTRY            FOREIGN TAX      DIVIDENDS                     COUNTRY            FOREIGN TAX      DIVIDENDS
------------------------------------------------------------------------------------------------------------------------
Australia                    .0010           .0126                Australia                    .0012           .0146
Brazil                       .0001           .0033                Bermuda                      .0000           .0004
Canada                       .0011           .0073                Brazil                       .0001           .0045
Finland                      .0004           .0026                Canada                       .0000           .0001
France                       .0030           .0262                Finland                      .0004           .0028
Germany                      .0007           .0073                France                       .0038           .0292
Hong Kong                    .0000           .0120                Germany                      .0004           .0057
Ireland                      .0000           .0005                Hong Kong                    .0000           .0121
Israel                       .0001           .0005                Israel                       .0001           .0002
Italy                        .0000           .0012                Italy                        .0000           .0010
Japan                        .0013           .0101                Japan                        .0003           .0022
Mexico                       .0002           .0033                Mexico                       .0004           .0049
Netherlands                  .0034           .0426                Netherlands                  .0010           .0141
Singapore                    .0041           .0167                Singapore                    .0017           .0068
South Korea                  .0000           .0002                Sweden                       .0028           .0186
Sweden                       .0017           .0116                Switzerland                  .0008           .0052
Switzerland                  .0006           .0055                Taiwan                       .0033           .0165
Taiwan                       .0053           .0264                United Kingdom               .0014           .0137
United Kingdom               .0040           .0469

Shareholders will receive more detailed information along with their Form 1099-DIV in January, 2002.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

R. Kelly Doherty
DIRECTOR OF THE FUND

Jane A. Freeman
DIRECTOR OF THE FUND

Samuel R. Karetsky
DIRECTOR OF THE FUND

Carl W. Schafer
DIRECTOR OF THE FUND

David R. Loevner
PRESIDENT AND DIRECTOR
  OF THE FUND

Susan C. Mosher
SECRETARY OF THE FUND

Timothy F. Osborne
TREASURER OF THE FUND

John M. DelPrete
ASSISTANT SECRETARY
  OF THE FUND

Richard Reiter
ASSISTANT SECRETARY
  OF THE FUND

INVESTMENT ADVISER

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019